Vanguard Long-Term Bond Index Fund

Schedule of Investments (unaudited)

As of September 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (43.2%)
U.S. Government Securities (41.8%)
United States Treasury Note/Bond	1.625%	8/15/29	37,875	37,709
United States Treasury Note/Bond	6.125%	8/15/29	167	234
United States Treasury Note/Bond	6.250%	5/15/30	25,670	37,025
United States Treasury Note/Bond	5.375%	2/15/31	21,695	29,912
United States Treasury Note/Bond	4.500%	2/15/36	39,270	54,168
United States Treasury Note/Bond	5.000%	5/15/37	4	6
United States Treasury Note/Bond	4.375%	2/15/38	13,978	19,396
United States Treasury Note/Bond	4.500%	5/15/38	25,060	35,339
United States Treasury Note/Bond	3.500%	2/15/39	38,717	48,529
United States Treasury Note/Bond	4.250%	5/15/39	37,912	52,241
United States Treasury Note/Bond	4.500%	8/15/39	23,371	33,260
United States Treasury Note/Bond	4.375%	11/15/39	39,980	56,109
United States Treasury Note/Bond	4.625%	2/15/40	69,761	101,033
United States Treasury Note/Bond	4.375%	5/15/40	56,098	78,949
United States Treasury Note/Bond	3.875%	8/15/40	48,265	63,845
United States Treasury Note/Bond	4.250%	11/15/40	52,200	72,493
United States Treasury Note/Bond	4.750%	2/15/41	59,480	87,993
United States Treasury Note/Bond	4.375%	5/15/41	42,045	59,468
United States Treasury Note/Bond	3.750%	8/15/41	44,470	57,992
United States Treasury Note/Bond	3.125%	11/15/41	48,477	57,817
United States Treasury Note/Bond	3.125%	2/15/42	56,652	67,593
United States Treasury Note/Bond	3.000%	5/15/42	51,000	59,670
United States Treasury Note/Bond	2.750%	8/15/42	63,163	70,969
United States Treasury Note/Bond	2.750%	11/15/42	93,903	105,464
United States Treasury Note/Bond	3.125%	2/15/43	95,215	113,648
United States Treasury Note/Bond	2.875%	5/15/43	128,875	147,884
United States Treasury Note/Bond	3.625%	8/15/43	108,015	139,424
United States Treasury Note/Bond	3.750%	11/15/43	105,915	139,428
United States Treasury Note/Bond	3.625%	2/15/44	126,564	163,742
United States Treasury Note/Bond	3.375%	5/15/44	130,037	162,120
United States Treasury Note/Bond	3.125%	8/15/44	140,203	168,134
United States Treasury Note/Bond	3.000%	11/15/44	108,976	128,132
United States Treasury Note/Bond	2.500%	2/15/45	116,042	124,999
United States Treasury Note/Bond	3.000%	5/15/45	138,110	162,755
United States Treasury Note/Bond	2.875%	8/15/45	132,712	153,054
United States Treasury Note/Bond	3.000%	11/15/45	97,150	114,697
United States Treasury Note/Bond	2.500%	2/15/46	73,547	79,247
United States Treasury Note/Bond	2.500%	5/15/46	136,406	147,020
United States Treasury Note/Bond	2.250%	8/15/46	123,624	126,869
United States Treasury Note/Bond	2.875%	11/15/46	136,964	158,600
United States Treasury Note/Bond	3.000%	2/15/47	123,644	146,653
United States Treasury Note/Bond	3.000%	5/15/47	104,486	123,930
United States Treasury Note/Bond	2.750%	8/15/47	140,996	159,721
United States Treasury Note/Bond	2.750%	11/15/47	126,646	143,545
United States Treasury Note/Bond	3.000%	2/15/48	125,720	149,370
United States Treasury Note/Bond	3.125%	5/15/48	115,086	139,974
United States Treasury Note/Bond	3.000%	8/15/48	170,935	203,465
United States Treasury Note/Bond	3.375%	11/15/48	143,496	182,980
United States Treasury Note/Bond	3.000%	2/15/49	154,901	184,840

United States Treasury Note/Bond	2.875%	5/15/49	158,560	185,093
United States Treasury Note/Bond	2.250%	8/15/49	155,781	160,381
				5,296,919
Agency Bonds and Notes (1.4%)
Federal Home Loan Banks	5.625%	3/14/36	1,000	1,444
Federal Home Loan Banks	5.500%	7/15/36	4,830	7,061
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	14,141
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	20,092	29,704
1 Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	24
1 Federal National Mortgage Assn.	7.125%	1/15/30	9,275	13,748
1 Federal National Mortgage Assn.	7.250%	5/15/30	13,160	19,801
1 Federal National Mortgage Assn.	6.625%	11/15/30	9,200	13,466
1 Federal National Mortgage Assn.	5.625%	7/15/37	6,925	10,328
1 Federal National Mortgage Assn.	6.210%	8/6/38	770	1,232
Tennessee Valley Authority	7.125%	5/1/30	3,970	5,872
Tennessee Valley Authority	4.650%	6/15/35	4,510	5,739
Tennessee Valley Authority	5.880%	4/1/36	4,535	6,577
Tennessee Valley Authority	5.980%	4/1/36	1,000	1,460
Tennessee Valley Authority	6.150%	1/15/38	2,450	3,763
Tennessee Valley Authority	5.500%	6/15/38	1,175	1,687
Tennessee Valley Authority	5.250%	9/15/39	17,185	24,253
Tennessee Valley Authority	4.875%	1/15/48	2,650	3,774
Tennessee Valley Authority	5.375%	4/1/56	1,950	3,121
Tennessee Valley Authority	4.625%	9/15/60	1,400	2,035
Tennessee Valley Authority	4.250%	9/15/65	3,500	4,823
				174,053
Total U.S. Government and Agency Obligations (Cost $4,677,841)				5,470,972
Corporate Bonds (48.7%)
Finance (8.4%)
Banking (4.2%)
American Express Co.	4.050%	12/3/42	2,091	2,423
Bank of America Corp.	6.110%	1/29/37	5,200	6,809
2 Bank of America Corp.	4.244%	4/24/38	6,330	7,253
Bank of America Corp.	7.750%	5/14/38	6,209	9,455
2 Bank of America Corp.	4.078%	4/23/40	6,075	6,774
Bank of America Corp.	5.875%	2/7/42	2,575	3,568
Bank of America Corp.	5.000%	1/21/44	6,441	8,155
Bank of America Corp.	4.875%	4/1/44	2,718	3,392
Bank of America Corp.	4.750%	4/21/45	1,590	1,918
2 Bank of America Corp.	4.443%	1/20/48	4,685	5,580
2 Bank of America Corp.	3.946%	1/23/49	3,755	4,211
2 Bank of America Corp.	4.330%	3/15/50	7,425	8,748
Bank of America NA	6.000%	10/15/36	4,174	5,703
Barclays plc	5.250%	8/17/45	2,500	2,845
Barclays plc	4.950%	1/10/47	5,410	5,929
Citigroup Inc.	6.625%	6/15/32	3,800	4,979
Citigroup Inc.	5.875%	2/22/33	1,350	1,671
Citigroup Inc.	6.000%	10/31/33	3,276	4,096
Citigroup Inc.	6.125%	8/25/36	2,108	2,725
2 Citigroup Inc.	3.878%	1/24/39	4,375	4,764
Citigroup Inc.	8.125%	7/15/39	6,009	9,804
Citigroup Inc.	5.875%	1/30/42	3,280	4,469
Citigroup Inc.	6.675%	9/13/43	2,869	4,155
Citigroup Inc.	5.300%	5/6/44	2,825	3,526
Citigroup Inc.	4.650%	7/30/45	2,197	2,655
Citigroup Inc.	4.750%	5/18/46	4,390	5,118

2 Citigroup Inc.	4.281%	4/24/48	4,100	4,811
Citigroup Inc.	4.650%	7/23/48	5,875	7,189
Cooperatieve Rabobank UA	5.250%	5/24/41	3,325	4,531
Cooperatieve Rabobank UA	5.750%	12/1/43	2,255	3,013
Cooperatieve Rabobank UA	5.250%	8/4/45	7,266	9,163
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,595	8,075
Credit Suisse USA Inc.	7.125%	7/15/32	2,300	3,351
Fifth Third Bancorp	8.250%	3/1/38	3,410	5,278
First Republic Bank	4.375%	8/1/46	1,350	1,494
First Republic Bank	4.625%	2/13/47	1,275	1,459
Goldman Sachs Capital I	6.345%	2/15/34	3,975	5,073
Goldman Sachs Group Inc.	6.450%	5/1/36	2,192	2,852
Goldman Sachs Group Inc.	6.750%	10/1/37	17,515	23,601
2 Goldman Sachs Group Inc.	4.017%	10/31/38	9,770	10,496
2 Goldman Sachs Group Inc.	4.411%	4/23/39	5,075	5,720
Goldman Sachs Group Inc.	6.250%	2/1/41	9,168	12,694
Goldman Sachs Group Inc.	4.800%	7/8/44	6,125	7,317
Goldman Sachs Group Inc.	5.150%	5/22/45	6,525	7,749
Goldman Sachs Group Inc.	4.750%	10/21/45	3,171	3,804
HSBC Bank USA NA	5.875%	11/1/34	3,196	4,108
HSBC Bank USA NA	5.625%	8/15/35	2,281	2,844
HSBC Bank USA NA	7.000%	1/15/39	2,900	4,188
HSBC Holdings plc	7.625%	5/17/32	2,349	3,342
HSBC Holdings plc	6.500%	5/2/36	6,078	8,078
HSBC Holdings plc	6.500%	9/15/37	9,495	12,770
HSBC Holdings plc	6.800%	6/1/38	4,585	6,390
HSBC Holdings plc	6.100%	1/14/42	2,020	2,881
HSBC Holdings plc	5.250%	3/14/44	3,115	3,855
JPMorgan Chase & Co.	8.750%	9/1/30	575	850
JPMorgan Chase & Co.	6.400%	5/15/38	8,044	11,442
2 JPMorgan Chase & Co.	3.882%	7/24/38	6,650	7,287
JPMorgan Chase & Co.	5.500%	10/15/40	6,350	8,370
JPMorgan Chase & Co.	5.600%	7/15/41	4,430	5,981
JPMorgan Chase & Co.	5.400%	1/6/42	4,468	5,873
JPMorgan Chase & Co.	5.625%	8/16/43	4,450	5,844
JPMorgan Chase & Co.	4.850%	2/1/44	4,050	5,082
JPMorgan Chase & Co.	4.950%	6/1/45	5,789	7,151
2 JPMorgan Chase & Co.	4.260%	2/22/48	6,820	7,970
2 JPMorgan Chase & Co.	4.032%	7/24/48	5,300	6,017
2 JPMorgan Chase & Co.	3.964%	11/15/48	8,500	9,519
2 JPMorgan Chase & Co.	3.897%	1/23/49	5,950	6,593
Lloyds Banking Group plc	5.300%	12/1/45	2,455	2,853
Lloyds Banking Group plc	4.344%	1/9/48	5,390	5,512
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,450	2,818
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,625	2,962
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,850	4,132
Morgan Stanley	7.250%	4/1/32	2,661	3,773
2 Morgan Stanley	3.971%	7/22/38	7,200	7,874
2 Morgan Stanley	4.457%	4/22/39	3,222	3,751
Morgan Stanley	6.375%	7/24/42	6,835	9,941
Morgan Stanley	4.300%	1/27/45	9,775	11,292
Morgan Stanley	4.375%	1/22/47	4,080	4,778
Regions Bank	6.450%	6/26/37	1,650	2,170
Regions Financial Corp.	7.375%	12/10/37	1,000	1,428
Wachovia Corp.	7.500%	4/15/35	1,490	2,072
Wachovia Corp.	5.500%	8/1/35	3,719	4,614
Wells Fargo & Co.	5.375%	2/7/35	1,205	1,541

Wells Fargo & Co.	5.375%	11/2/43	5,560	7,007
Wells Fargo & Co.	5.606%	1/15/44	6,855	8,872
Wells Fargo & Co.	4.650%	11/4/44	6,178	7,128
Wells Fargo & Co.	3.900%	5/1/45	5,645	6,355
Wells Fargo & Co.	4.900%	11/17/45	7,516	8,992
Wells Fargo & Co.	4.400%	6/14/46	6,696	7,508
Wells Fargo & Co.	4.750%	12/7/46	5,950	7,039
Wells Fargo Bank NA	5.950%	8/26/36	1,055	1,403
Wells Fargo Bank NA	5.850%	2/1/37	2,236	2,949
Wells Fargo Bank NA	6.600%	1/15/38	3,489	4,960
2 Wells Fargo Capital X	5.950%	12/1/86	3,225	3,938
Westpac Banking Corp.	4.421%	7/24/39	1,250	1,371

Brokerage (0.2%)
Brookfield Finance Inc.	4.700%	9/20/47	3,000	3,295
CME Group Inc.	5.300%	9/15/43	2,515	3,427
CME Group Inc.	4.150%	6/15/48	1,900	2,275
Intercontinental Exchange Inc.	4.250%	9/21/48	3,325	3,950
Invesco Finance plc	5.375%	11/30/43	1,800	2,163
Jefferies Group LLC	6.250%	1/15/36	1,250	1,444
Jefferies Group LLC	6.500%	1/20/43	1,800	2,073
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	3,620	3,616
Legg Mason Inc.	5.625%	1/15/44	1,800	2,023
Raymond James Financial Inc.	4.950%	7/15/46	2,725	3,240
TD Ameritrade Holding Corp.	2.750%	10/1/29	100	100

Finance Companies (0.3%)
Air Lease Corp.	3.250%	10/1/29	1,545	1,525
GATX Corp.	5.200%	3/15/44	890	1,056
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	35,391	37,107

Insurance (3.1%)
ACE Capital Trust II	9.700%	4/1/30	1,175	1,727
Aetna Inc.	6.625%	6/15/36	2,364	3,038
Aetna Inc.	6.750%	12/15/37	1,760	2,333
Aetna Inc.	4.500%	5/15/42	1,725	1,805
Aetna Inc.	4.125%	11/15/42	1,800	1,802
Aetna Inc.	4.750%	3/15/44	1,365	1,483
Aetna Inc.	3.875%	8/15/47	2,700	2,615
Aflac Inc.	4.000%	10/15/46	1,325	1,435
Aflac Inc.	4.750%	1/15/49	1,595	1,933
Alleghany Corp.	4.900%	9/15/44	975	1,143
Allstate Corp.	5.550%	5/9/35	1,540	1,984
Allstate Corp.	5.950%	4/1/36	1,200	1,625
Allstate Corp.	4.500%	6/15/43	1,750	2,104
Allstate Corp.	4.200%	12/15/46	3,021	3,510
Allstate Corp.	3.850%	8/10/49	1,250	1,376
2 Allstate Corp.	6.500%	5/15/67	1,630	1,958
American Financial Group Inc.	4.500%	6/15/47	1,970	2,123
American International Group Inc.	3.875%	1/15/35	2,711	2,848
American International Group Inc.	4.700%	7/10/35	2,050	2,335
American International Group Inc.	6.250%	5/1/36	3,341	4,371
American International Group Inc.	4.500%	7/16/44	5,289	5,868
American International Group Inc.	4.800%	7/10/45	1,488	1,739
American International Group Inc.	4.750%	4/1/48	1,135	1,318

American International Group Inc.	4.375%	1/15/55	4,000	4,254
2 American International Group Inc.	8.175%	5/15/68	1,425	1,886
Anthem Inc.	5.850%	1/15/36	1,300	1,611
Anthem Inc.	6.375%	6/15/37	1,350	1,808
Anthem Inc.	4.625%	5/15/42	3,952	4,363
Anthem Inc.	4.650%	1/15/43	2,496	2,748
Anthem Inc.	5.100%	1/15/44	2,570	2,955
Anthem Inc.	4.650%	8/15/44	2,125	2,346
Anthem Inc.	4.375%	12/1/47	4,660	5,030
Anthem Inc.	4.550%	3/1/48	1,864	2,051
Anthem Inc.	3.700%	9/15/49	1,500	1,455
Anthem Inc.	4.850%	8/15/54	500	528
Aon Corp.	6.250%	9/30/40	1,205	1,610
Aon plc	4.600%	6/14/44	1,700	1,950
Aon plc	4.750%	5/15/45	1,890	2,215
Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,800
Arch Capital Group Ltd.	7.350%	5/1/34	975	1,415
Arch Capital Group US Inc.	5.144%	11/1/43	1,630	2,030
Assurant Inc.	6.750%	2/15/34	214	262
AXA Equitable Holdings Inc.	5.000%	4/20/48	5,800	6,225
AXA SA	8.600%	12/15/30	4,320	6,275
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,483	3,462
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,599	4,294
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	3,480	4,103
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	7,650	8,954
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,485	6,492
Berkshire Hathaway Inc.	4.500%	2/11/43	3,160	3,807
Brighthouse Financial Inc.	4.700%	6/22/47	4,425	3,961
Chubb Corp.	6.000%	5/11/37	2,568	3,568
Chubb Corp.	6.500%	5/15/38	1,745	2,581
Chubb INA Holdings Inc.	6.700%	5/15/36	1,910	2,794
Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,708
Chubb INA Holdings Inc.	4.350%	11/3/45	3,456	4,220
Cigna Holding Co.	5.375%	2/15/42	945	1,077
Cigna Holding Co.	3.875%	10/15/47	1,330	1,311
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,846
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,671
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,520	3,274
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,312	1,779
Hartford Financial Services Group Inc.	4.300%	4/15/43	1,275	1,430
Hartford Financial Services Group Inc.	3.600%	8/19/49	1,875	1,886
Humana Inc.	4.625%	12/1/42	1,856	2,030
Humana Inc.	4.950%	10/1/44	2,687	3,088
Humana Inc.	4.800%	3/15/47	1,200	1,358
Lincoln National Corp.	3.050%	1/15/30	1,575	1,568
Lincoln National Corp.	6.300%	10/9/37	730	959
Lincoln National Corp.	7.000%	6/15/40	1,805	2,566
Lincoln National Corp.	4.350%	3/1/48	2,050	2,228
Loews Corp.	6.000%	2/1/35	1,125	1,483
Loews Corp.	4.125%	5/15/43	1,590	1,756
Manulife Financial Corp.	5.375%	3/4/46	2,396	3,168
Markel Corp.	5.000%	4/5/46	1,590	1,824
Markel Corp.	4.300%	11/1/47	450	465
Markel Corp.	5.000%	5/20/49	315	363
Markel Corp.	4.150%	9/17/50	1,000	1,013
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	848
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,570	3,120

Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,800	2,094
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	660	740
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,850	4,814
MetLife Inc.	6.500%	12/15/32	2,175	3,023
MetLife Inc.	6.375%	6/15/34	2,747	3,847
MetLife Inc.	5.700%	6/15/35	4,000	5,367
MetLife Inc.	5.875%	2/6/41	2,793	3,789
MetLife Inc.	4.125%	8/13/42	2,507	2,778
MetLife Inc.	4.875%	11/13/43	3,566	4,380
MetLife Inc.	4.721%	12/15/44	1,650	1,988
MetLife Inc.	4.050%	3/1/45	2,416	2,690
MetLife Inc.	4.600%	5/13/46	985	1,193
2 MetLife Inc.	6.400%	12/15/66	4,445	5,267
2 MetLife Inc.	10.750%	8/1/69	840	1,357
2 Nationwide Financial Services Inc.	6.750%	5/15/87	875	989
Principal Financial Group Inc.	4.625%	9/15/42	1,175	1,370
Principal Financial Group Inc.	4.350%	5/15/43	2,125	2,382
Principal Financial Group Inc.	4.300%	11/15/46	930	1,054
Progressive Corp.	4.350%	4/25/44	2,455	2,916
Progressive Corp.	4.125%	4/15/47	3,600	4,157
Progressive Corp.	4.200%	3/15/48	2,185	2,562
Prudential Financial Inc.	5.750%	7/15/33	350	452
Prudential Financial Inc.	5.700%	12/14/36	3,215	4,223
Prudential Financial Inc.	6.625%	12/1/37	818	1,148
Prudential Financial Inc.	6.625%	6/21/40	1,250	1,789
Prudential Financial Inc.	6.200%	11/15/40	960	1,245
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,431
Prudential Financial Inc.	4.600%	5/15/44	1,453	1,699
Prudential Financial Inc.	3.905%	12/7/47	2,311	2,460
Prudential Financial Inc.	3.935%	12/7/49	3,218	3,454
Prudential Financial Inc.	4.350%	2/25/50	3,225	3,698
Prudential Financial Inc.	3.700%	3/13/51	4,600	4,735
Selective Insurance Group Inc.	5.375%	3/1/49	800	946
Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,543
Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,547
Travelers Cos. Inc.	6.250%	6/15/37	2,865	4,053
Travelers Cos. Inc.	5.350%	11/1/40	2,303	3,071
Travelers Cos. Inc.	4.600%	8/1/43	1,850	2,290
Travelers Cos. Inc.	4.300%	8/25/45	925	1,105
Travelers Cos. Inc.	3.750%	5/15/46	1,480	1,626
Travelers Cos. Inc.	4.000%	5/30/47	2,000	2,303
Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,437
Travelers Cos. Inc.	4.100%	3/4/49	1,500	1,753
Travelers Property Casualty Corp.	6.375%	3/15/33	1,670	2,331
UnitedHealth Group Inc.	4.625%	7/15/35	3,016	3,647
UnitedHealth Group Inc.	5.800%	3/15/36	1,820	2,439
UnitedHealth Group Inc.	6.500%	6/15/37	1,315	1,870
UnitedHealth Group Inc.	6.625%	11/15/37	2,525	3,608
UnitedHealth Group Inc.	6.875%	2/15/38	2,716	4,042
UnitedHealth Group Inc.	3.500%	8/15/39	3,990	4,139
UnitedHealth Group Inc.	5.950%	2/15/41	1,075	1,468
UnitedHealth Group Inc.	4.625%	11/15/41	1,850	2,181
UnitedHealth Group Inc.	4.375%	3/15/42	1,885	2,166
UnitedHealth Group Inc.	3.950%	10/15/42	2,530	2,731
UnitedHealth Group Inc.	4.250%	3/15/43	2,398	2,724
UnitedHealth Group Inc.	4.750%	7/15/45	5,680	6,890
UnitedHealth Group Inc.	4.200%	1/15/47	2,329	2,627

UnitedHealth Group Inc.	4.250%	4/15/47	2,002	2,264
UnitedHealth Group Inc.	3.750%	10/15/47	2,990	3,107
UnitedHealth Group Inc.	4.250%	6/15/48	4,924	5,686
UnitedHealth Group Inc.	4.450%	12/15/48	3,350	3,949
UnitedHealth Group Inc.	3.700%	8/15/49	3,985	4,222
UnitedHealth Group Inc.	3.875%	8/15/59	4,590	4,830
Unum Group	5.750%	8/15/42	2,125	2,545
Unum Group	4.500%	12/15/49	225	217
Voya Financial Inc.	5.700%	7/15/43	1,250	1,599
Voya Financial Inc.	4.800%	6/15/46	1,050	1,210
Willis North America Inc.	5.050%	9/15/48	1,300	1,510
Willis North America Inc.	3.875%	9/15/49	1,700	1,658
WR Berkley Corp.	4.750%	8/1/44	1,205	1,374
XLIT Ltd.	5.250%	12/15/43	950	1,239
XLIT Ltd.	5.500%	3/31/45	1,500	1,901

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	2,275	2,234
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,000	1,161
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,215	2,303
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	800	987
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,600	1,734
AvalonBay Communities Inc.	3.900%	10/15/46	2,380	2,677
AvalonBay Communities Inc.	4.150%	7/1/47	775	906
AvalonBay Communities Inc.	4.350%	4/15/48	360	434
Boston Properties LP	2.900%	3/15/30	350	348
Camden Property Trust	3.350%	11/1/49	700	704
ERP Operating LP	2.500%	2/15/30	850	836
ERP Operating LP	4.500%	7/1/44	2,325	2,800
ERP Operating LP	4.500%	6/1/45	1,175	1,412
ERP Operating LP	4.000%	8/1/47	1,375	1,556
Essex Portfolio LP	3.000%	1/15/30	1,175	1,184
Essex Portfolio LP	4.500%	3/15/48	1,025	1,181
Federal Realty Investment Trust	4.500%	12/1/44	1,935	2,280
HCP Inc.	6.750%	2/1/41	1,200	1,714
Healthcare Trust of America Holdings LP	3.100%	2/15/30	1,550	1,541
Host Hotels & Resorts LP	3.375%	12/15/29	2,000	1,992
Hudson Pacific Properties LP	3.250%	1/15/30	900	889
Kilroy Realty LP	3.050%	2/15/30	1,750	1,713
Kimco Realty Corp.	4.250%	4/1/45	1,600	1,712
Kimco Realty Corp.	4.125%	12/1/46	1,300	1,361
Kimco Realty Corp.	4.450%	9/1/47	1,775	1,951
National Retail Properties Inc.	4.800%	10/15/48	1,000	1,202
Omega Healthcare Investors Inc.	3.625%	10/1/29	3,000	2,986
Prologis LP	4.375%	9/15/48	1,000	1,239
Realty Income Corp.	4.650%	3/15/47	2,606	3,229
Regency Centers LP	4.400%	2/1/47	1,450	1,660
Regency Centers LP	4.650%	3/15/49	975	1,169
Sabra Health Care LP	3.900%	10/15/29	2,300	2,275
Service Properties Trust	4.950%	10/1/29	1,415	1,398
Service Properties Trust	4.375%	2/15/30	1,225	1,170
Simon Property Group LP	6.750%	2/1/40	1,910	2,809
Simon Property Group LP	4.750%	3/15/42	1,600	1,938
Simon Property Group LP	4.250%	10/1/44	1,465	1,679
Simon Property Group LP	4.250%	11/30/46	1,700	1,963
Simon Property Group LP	3.250%	9/13/49	3,830	3,732
Spirit Realty LP	3.400%	1/15/30	1,500	1,485

UDR Inc.	3.000%	8/15/31	1,300	1,304
Ventas Realty LP	3.000%	1/15/30	1,400	1,387
Ventas Realty LP	5.700%	9/30/43	770	997
Ventas Realty LP	4.375%	2/1/45	1,175	1,299
Ventas Realty LP	4.875%	4/15/49	850	1,010
Welltower Inc.	3.100%	1/15/30	1,500	1,498
Welltower Inc.	6.500%	3/15/41	1,795	2,441
Welltower Inc.	4.950%	9/1/48	825	993
				1,065,914
Industrial (34.3%)
Basic Industry (2.0%)
Albemarle Corp.	5.450%	12/1/44	1,125	1,282
ArcelorMittal	7.000%	10/15/39	2,200	2,670
ArcelorMittal	6.750%	3/1/41	1,350	1,594
Barrick Gold Corp.	6.450%	10/15/35	1,025	1,326
Barrick Gold Corp.	5.250%	4/1/42	1,604	1,955
Barrick North America Finance LLC	5.700%	5/30/41	2,740	3,449
Barrick North America Finance LLC	5.750%	5/1/43	3,541	4,639
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,382	3,054
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,475	3,988
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,946	10,226
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,672
Dow Chemical Co.	7.375%	11/1/29	3,818	5,029
Dow Chemical Co.	4.250%	10/1/34	1,875	1,990
Dow Chemical Co.	9.400%	5/15/39	2,516	4,084
Dow Chemical Co.	5.250%	11/15/41	1,989	2,263
Dow Chemical Co.	4.375%	11/15/42	3,812	3,943
Dow Chemical Co.	4.625%	10/1/44	1,000	1,076
3 Dow Chemical Co.	5.550%	11/30/48	2,600	3,148
3 Dow Chemical Co.	4.800%	5/15/49	2,500	2,761
DuPont de Nemours Inc.	5.319%	11/15/38	5,600	6,793
DuPont de Nemours Inc.	5.419%	11/15/48	7,050	8,947
Eastman Chemical Co.	4.800%	9/1/42	1,715	1,873
Eastman Chemical Co.	4.650%	10/15/44	2,640	2,859
Ecolab Inc.	3.950%	12/1/47	3,629	4,126
FMC Corp.	3.450%	10/1/29	1,400	1,417
FMC Corp.	4.500%	10/1/49	1,100	1,142
Georgia-Pacific LLC	7.750%	11/15/29	1,840	2,625
Georgia-Pacific LLC	8.875%	5/15/31	1,325	2,097
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,555	1,562
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,550	2,905
International Paper Co.	5.000%	9/15/35	1,820	2,105
International Paper Co.	7.300%	11/15/39	2,635	3,570
International Paper Co.	6.000%	11/15/41	1,945	2,368
International Paper Co.	4.800%	6/15/44	1,517	1,636
International Paper Co.	5.150%	5/15/46	2,150	2,411
International Paper Co.	4.400%	8/15/47	3,535	3,658
International Paper Co.	4.350%	8/15/48	3,440	3,550
Lubrizol Corp.	6.500%	10/1/34	675	964
LYB International Finance BV	5.250%	7/15/43	1,855	2,114
LYB International Finance BV	4.875%	3/15/44	3,742	4,074
LyondellBasell Industries NV	4.625%	2/26/55	3,175	3,264
Meadwestvaco Corp.	7.950%	2/15/31	916	1,264
Methanex Corp.	5.250%	12/15/29	1,200	1,205
Methanex Corp.	5.650%	12/1/44	1,535	1,480
Mosaic Co.	5.450%	11/15/33	1,830	2,077
Mosaic Co.	4.875%	11/15/41	1,100	1,092

Mosaic Co.	5.625%	11/15/43	1,900	2,090
Newmont Goldcorp Corp.	2.800%	10/1/29	1,000	988
Newmont Goldcorp Corp.	5.875%	4/1/35	1,160	1,494
Newmont Goldcorp Corp.	6.250%	10/1/39	2,770	3,698
Newmont Goldcorp Corp.	4.875%	3/15/42	2,542	2,966
Newmont Goldcorp Corp.	5.450%	6/9/44	1,385	1,755
Nucor Corp.	6.400%	12/1/37	2,100	2,927
Nucor Corp.	5.200%	8/1/43	1,475	1,844
Nucor Corp.	4.400%	5/1/48	1,600	1,835
Nutrien Ltd.	4.125%	3/15/35	1,400	1,453
Nutrien Ltd.	5.875%	12/1/36	1,490	1,802
Nutrien Ltd.	5.625%	12/1/40	1,505	1,802
Nutrien Ltd.	6.125%	1/15/41	1,010	1,251
Nutrien Ltd.	4.900%	6/1/43	1,675	1,886
Nutrien Ltd.	5.250%	1/15/45	1,390	1,634
Nutrien Ltd.	5.000%	4/1/49	2,650	3,078
Praxair Inc.	3.550%	11/7/42	1,910	2,038
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,240	1,736
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,371
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,726	4,814
Rio Tinto Finance USA plc	4.750%	3/22/42	1,550	1,927
Rio Tinto Finance USA plc	4.125%	8/21/42	2,436	2,814
RPM International Inc.	5.250%	6/1/45	1,000	1,105
RPM International Inc.	4.250%	1/15/48	960	937
Sherwin-Williams Co.	4.000%	12/15/42	400	416
Sherwin-Williams Co.	4.550%	8/1/45	1,535	1,705
Sherwin-Williams Co.	4.500%	6/1/47	4,166	4,672
Southern Copper Corp.	7.500%	7/27/35	2,175	2,912
Southern Copper Corp.	6.750%	4/16/40	3,943	5,120
Southern Copper Corp.	5.250%	11/8/42	3,065	3,461
Southern Copper Corp.	5.875%	4/23/45	4,740	5,771
Suzano Austria GmbH	5.000%	1/15/30	3,150	3,165
Teck Resources Ltd.	6.125%	10/1/35	2,775	3,136
Teck Resources Ltd.	6.000%	8/15/40	2,450	2,643
Teck Resources Ltd.	6.250%	7/15/41	2,870	3,168
Teck Resources Ltd.	5.400%	2/1/43	250	254
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,261
Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,600
Vale Overseas Ltd.	6.875%	11/21/36	8,126	10,259
Vale Overseas Ltd.	6.875%	11/10/39	4,100	5,217
Vale SA	5.625%	9/11/42	1,185	1,329
Westlake Chemical Corp.	5.000%	8/15/46	2,378	2,555
Westlake Chemical Corp.	4.375%	11/15/47	1,610	1,570
Westrock MWV LLC	8.200%	1/15/30	590	811
Weyerhaeuser Co.	4.000%	11/15/29	1,600	1,739
Weyerhaeuser Co.	7.375%	3/15/32	3,825	5,351
Weyerhaeuser Co.	6.875%	12/15/33	300	404
WRKCO Inc.	4.200%	6/1/32	2,550	2,794

Capital Goods (2.5%)
3M Co.	5.700%	3/15/37	1,000	1,349
3M Co.	3.875%	6/15/44	520	568
3M Co.	3.125%	9/19/46	2,750	2,649
3M Co.	3.625%	10/15/47	2,975	3,128
3M Co.	4.000%	9/14/48	2,575	2,883
3M Co.	3.250%	8/26/49	2,250	2,258
ABB Finance USA Inc.	4.375%	5/8/42	2,451	2,981

Boeing Co.	2.950%	2/1/30	2,500	2,570
Boeing Co.	6.125%	2/15/33	1,415	1,890
Boeing Co.	3.600%	5/1/34	3,975	4,312
Boeing Co.	3.250%	2/1/35	2,350	2,444
Boeing Co.	6.625%	2/15/38	1,400	2,016
Boeing Co.	3.550%	3/1/38	550	583
Boeing Co.	3.500%	3/1/39	1,275	1,339
Boeing Co.	6.875%	3/15/39	1,613	2,392
Boeing Co.	5.875%	2/15/40	1,865	2,521
Boeing Co.	3.375%	6/15/46	1,320	1,327
Boeing Co.	3.650%	3/1/47	1,150	1,216
Boeing Co.	3.625%	3/1/48	1,300	1,366
Boeing Co.	3.850%	11/1/48	1,100	1,202
Boeing Co.	3.900%	5/1/49	950	1,043
Boeing Co.	3.750%	2/1/50	2,250	2,426
Boeing Co.	3.825%	3/1/59	4,125	4,401
Boeing Co.	3.950%	8/1/59	500	546
Caterpillar Inc.	5.300%	9/15/35	1,600	2,048
Caterpillar Inc.	6.050%	8/15/36	2,540	3,504
Caterpillar Inc.	5.200%	5/27/41	2,362	3,110
Caterpillar Inc.	3.803%	8/15/42	5,758	6,450
Caterpillar Inc.	3.250%	9/19/49	1,900	1,957
Caterpillar Inc.	4.750%	5/15/64	1,900	2,401
Crane Co.	4.200%	3/15/48	1,150	1,200
Deere & Co.	5.375%	10/16/29	1,869	2,333
Deere & Co.	3.900%	6/9/42	3,106	3,575
Dover Corp.	5.375%	10/15/35	825	1,018
Dover Corp.	5.375%	3/1/41	750	935
Eaton Corp.	4.000%	11/2/32	2,240	2,548
Eaton Corp.	4.150%	11/2/42	2,881	3,177
Eaton Corp.	3.915%	9/15/47	1,075	1,161
Fortive Corp.	4.300%	6/15/46	1,731	1,829
General Dynamics Corp.	3.600%	11/15/42	1,705	1,897
General Electric Co.	6.750%	3/15/32	7,852	9,844
General Electric Co.	6.150%	8/7/37	4,014	4,930
General Electric Co.	5.875%	1/14/38	7,388	8,846
General Electric Co.	6.875%	1/10/39	6,770	8,962
General Electric Co.	4.125%	10/9/42	2,985	3,003
General Electric Co.	4.500%	3/11/44	3,626	3,866
Honeywell International Inc.	5.700%	3/15/36	1,450	1,961
Honeywell International Inc.	5.700%	3/15/37	1,515	2,058
Honeywell International Inc.	5.375%	3/1/41	1,295	1,745
Honeywell International Inc.	3.812%	11/21/47	1,300	1,496
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	3,249
Illinois Tool Works Inc.	3.900%	9/1/42	2,388	2,773
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,820	2,358
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	700	767
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	935
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	700	793
Johnson Controls International plc	6.000%	1/15/36	859	1,056
Johnson Controls International plc	4.625%	7/2/44	3,600	3,950
Johnson Controls International plc	5.125%	9/14/45	303	354
Johnson Controls International plc	4.500%	2/15/47	1,425	1,550
Johnson Controls International plc	4.950%	7/2/64	1,240	1,313
L3Harris Technologies Inc.	4.854%	4/27/35	1,300	1,532
L3Harris Technologies Inc.	6.150%	12/15/40	1,045	1,413
L3Harris Technologies Inc.	5.054%	4/27/45	1,595	2,006

Lockheed Martin Corp.	3.600%	3/1/35	500	540
Lockheed Martin Corp.	4.500%	5/15/36	1,625	1,936
Lockheed Martin Corp.	6.150%	9/1/36	2,559	3,564
Lockheed Martin Corp.	5.720%	6/1/40	2,239	3,049
Lockheed Martin Corp.	4.070%	12/15/42	3,865	4,442
Lockheed Martin Corp.	3.800%	3/1/45	1,907	2,118
Lockheed Martin Corp.	4.700%	5/15/46	5,130	6,482
Lockheed Martin Corp.	4.090%	9/15/52	4,215	4,950
Martin Marietta Materials Inc.	4.250%	12/15/47	2,175	2,170
Masco Corp.	6.500%	8/15/32	160	196
Masco Corp.	4.500%	5/15/47	925	939
Northrop Grumman Corp.	5.050%	11/15/40	1,300	1,608
Northrop Grumman Corp.	4.750%	6/1/43	2,182	2,667
Northrop Grumman Corp.	3.850%	4/15/45	2,466	2,695
Northrop Grumman Corp.	4.030%	10/15/47	5,600	6,322
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	2,132
Owens Corning	7.000%	12/1/36	505	620
Owens Corning	4.300%	7/15/47	2,375	2,138
Owens Corning	4.400%	1/30/48	1,200	1,103
Parker-Hannifin Corp.	4.200%	11/21/34	1,650	1,849
Parker-Hannifin Corp.	6.250%	5/15/38	1,095	1,494
Parker-Hannifin Corp.	4.450%	11/21/44	2,155	2,479
Parker-Hannifin Corp.	4.100%	3/1/47	1,847	2,045
Parker-Hannifin Corp.	4.000%	6/14/49	1,585	1,741
Precision Castparts Corp.	3.900%	1/15/43	1,580	1,740
Precision Castparts Corp.	4.375%	6/15/45	2,020	2,379
Raytheon Co.	4.875%	10/15/40	1,875	2,366
Raytheon Co.	4.700%	12/15/41	1,850	2,297
Republic Services Inc.	6.200%	3/1/40	1,110	1,538
Republic Services Inc.	5.700%	5/15/41	1,280	1,705
Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,204
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,232
Rockwell Collins Inc.	4.350%	4/15/47	3,230	3,764
Snap-on Inc.	4.100%	3/1/48	1,320	1,528
Sonoco Products Co.	5.750%	11/1/40	1,950	2,414
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,618
Stanley Black & Decker Inc.	4.850%	11/15/48	1,750	2,201
United Technologies Corp.	6.050%	6/1/36	2,150	2,887
United Technologies Corp.	6.125%	7/15/38	2,525	3,496
United Technologies Corp.	4.450%	11/16/38	4,145	4,933
United Technologies Corp.	5.700%	4/15/40	3,760	5,012
United Technologies Corp.	4.500%	6/1/42	10,275	12,260
United Technologies Corp.	4.150%	5/15/45	4,649	5,369
United Technologies Corp.	3.750%	11/1/46	1,800	1,968
United Technologies Corp.	4.050%	5/4/47	2,175	2,500
United Technologies Corp.	4.625%	11/16/48	4,775	5,972
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,547
Valmont Industries Inc.	5.250%	10/1/54	1,000	1,022
Vulcan Materials Co.	4.500%	6/15/47	3,760	3,996
Waste Management Inc.	3.900%	3/1/35	2,590	2,873
Waste Management Inc.	4.000%	7/15/39	1,625	1,836
Waste Management Inc.	4.100%	3/1/45	1,795	2,059
Waste Management Inc.	4.150%	7/15/49	3,000	3,505
WW Grainger Inc.	4.600%	6/15/45	3,195	3,746
WW Grainger Inc.	3.750%	5/15/46	1,375	1,423
WW Grainger Inc.	4.200%	5/15/47	1,220	1,365

Xylem Inc.	4.375%	11/1/46	1,600	1,763

Communication (6.9%)
Activision Blizzard Inc.	4.500%	6/15/47	1,550	1,757
America Movil SAB de CV	6.375%	3/1/35	3,385	4,607
America Movil SAB de CV	6.125%	11/15/37	1,375	1,842
America Movil SAB de CV	6.125%	3/30/40	5,850	7,942
America Movil SAB de CV	4.375%	7/16/42	4,432	5,019
America Movil SAB de CV	4.375%	4/22/49	4,700	5,401
American Tower Corp.	3.700%	10/15/49	1,500	1,496
AT&T Corp.	8.750%	11/15/31	1,842	2,529
AT&T Inc.	4.300%	2/15/30	10,026	11,035
AT&T Inc.	4.500%	5/15/35	8,789	9,615
AT&T Inc.	5.250%	3/1/37	10,150	11,913
AT&T Inc.	4.900%	8/15/37	5,000	5,683
AT&T Inc.	4.850%	3/1/39	3,800	4,313
AT&T Inc.	6.350%	3/15/40	3,085	3,976
AT&T Inc.	6.000%	8/15/40	4,800	5,980
AT&T Inc.	5.350%	9/1/40	5,500	6,454
AT&T Inc.	6.375%	3/1/41	3,925	5,079
AT&T Inc.	5.550%	8/15/41	5,248	6,241
AT&T Inc.	5.375%	10/15/41	2,300	2,687
AT&T Inc.	5.150%	3/15/42	4,325	4,976
AT&T Inc.	4.900%	6/15/42	2,990	3,367
AT&T Inc.	4.300%	12/15/42	5,751	6,014
AT&T Inc.	5.350%	12/15/43	1,820	2,150
AT&T Inc.	4.650%	6/1/44	3,500	3,776
AT&T Inc.	4.800%	6/15/44	7,075	7,844
AT&T Inc.	4.350%	6/15/45	7,667	8,062
AT&T Inc.	4.750%	5/15/46	8,961	9,939
AT&T Inc.	5.150%	11/15/46	8,180	9,480
AT&T Inc.	5.450%	3/1/47	8,095	9,784
AT&T Inc.	4.500%	3/9/48	14,512	15,567
AT&T Inc.	4.550%	3/9/49	8,079	8,704
AT&T Inc.	5.150%	2/15/50	6,000	7,023
AT&T Inc.	5.700%	3/1/57	3,345	4,215
AT&T Inc.	5.300%	8/15/58	2,175	2,551
Bell Canada Inc.	4.464%	4/1/48	3,450	4,011
British Telecommunications plc	9.625%	12/15/30	7,890	11,992
CBS Corp.	7.875%	7/30/30	2,203	3,061
CBS Corp.	5.500%	5/15/33	1,523	1,797
CBS Corp.	5.900%	10/15/40	875	1,082
CBS Corp.	4.850%	7/1/42	1,486	1,676
CBS Corp.	4.900%	8/15/44	2,450	2,752
CBS Corp.	4.600%	1/15/45	1,300	1,404
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	6,134	7,457
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	2,400	2,674
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	10,597	12,899
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	7,073	7,657
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	7,800	8,885
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	3,600	3,836

Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,660	2,085
Comcast Corp.	4.250%	10/15/30	4,600	5,221
Comcast Corp.	4.250%	1/15/33	5,548	6,368
Comcast Corp.	7.050%	3/15/33	1,555	2,223
Comcast Corp.	4.200%	8/15/34	3,400	3,882
Comcast Corp.	5.650%	6/15/35	1,400	1,820
Comcast Corp.	4.400%	8/15/35	2,100	2,439
Comcast Corp.	6.500%	11/15/35	3,590	5,015
Comcast Corp.	3.200%	7/15/36	2,585	2,645
Comcast Corp.	6.450%	3/15/37	2,975	4,186
Comcast Corp.	6.950%	8/15/37	2,450	3,599
Comcast Corp.	3.900%	3/1/38	4,000	4,398
Comcast Corp.	6.400%	5/15/38	1,831	2,573
Comcast Corp.	4.600%	10/15/38	9,200	10,957
Comcast Corp.	6.400%	3/1/40	1,771	2,510
Comcast Corp.	4.650%	7/15/42	4,080	4,897
Comcast Corp.	4.500%	1/15/43	1,570	1,851
Comcast Corp.	4.750%	3/1/44	3,251	3,950
Comcast Corp.	4.600%	8/15/45	5,400	6,423
Comcast Corp.	3.400%	7/15/46	4,560	4,651
Comcast Corp.	4.000%	8/15/47	2,900	3,200
Comcast Corp.	3.969%	11/1/47	8,260	9,102
Comcast Corp.	4.700%	10/15/48	10,475	12,830
Comcast Corp.	3.999%	11/1/49	8,597	9,502
Comcast Corp.	4.049%	11/1/52	4,985	5,554
Comcast Corp.	4.950%	10/15/58	8,000	10,197
Crown Castle International Corp.	4.750%	5/15/47	1,725	2,015
Crown Castle International Corp.	5.200%	2/15/49	1,500	1,871
Deutsche Telekom International Finance BV	8.750%	6/15/30	11,755	17,299
Discovery Communications LLC	5.000%	9/20/37	4,050	4,356
Discovery Communications LLC	6.350%	6/1/40	3,000	3,665
Discovery Communications LLC	4.950%	5/15/42	2,280	2,390
Discovery Communications LLC	4.875%	4/1/43	3,410	3,554
Discovery Communications LLC	5.200%	9/20/47	4,055	4,422
Discovery Communications LLC	5.300%	5/15/49	1,489	1,642
3 Fox Corp.	5.476%	1/25/39	3,875	4,758
3 Fox Corp.	5.576%	1/25/49	3,975	5,006
Grupo Televisa SAB	8.500%	3/11/32	1,085	1,450
Grupo Televisa SAB	6.625%	1/15/40	1,478	1,849
Grupo Televisa SAB	5.000%	5/13/45	3,385	3,593
Grupo Televisa SAB	6.125%	1/31/46	3,700	4,500
Grupo Televisa SAB	5.250%	5/24/49	1,400	1,528
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,070	2,454
Koninklijke KPN NV	8.375%	10/1/30	3,000	4,049
Moody's Corp.	5.250%	7/15/44	1,800	2,299
NBCUniversal Media LLC	6.400%	4/30/40	2,220	3,149
NBCUniversal Media LLC	5.950%	4/1/41	3,000	4,126
NBCUniversal Media LLC	4.450%	1/15/43	3,100	3,570
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,130	1,579
Orange SA	9.000%	3/1/31	8,474	13,213
Orange SA	5.375%	1/13/42	3,525	4,493
Orange SA	5.500%	2/6/44	1,941	2,556
Rogers Communications Inc.	7.500%	8/15/38	1,250	1,890
Rogers Communications Inc.	4.500%	3/15/43	3,075	3,508
Rogers Communications Inc.	5.450%	10/1/43	1,396	1,796
Rogers Communications Inc.	5.000%	3/15/44	4,124	5,076

Rogers Communications Inc.	4.350%	5/1/49	4,300	4,956
S&P Global Inc.	6.550%	11/15/37	1,275	1,833
S&P Global Inc.	4.500%	5/15/48	1,600	2,015
Telefonica Emisiones SAU	7.045%	6/20/36	6,100	8,386
Telefonica Emisiones SAU	4.665%	3/6/38	2,485	2,714
Telefonica Emisiones SAU	5.213%	3/8/47	7,622	8,837
Telefonica Emisiones SAU	4.895%	3/6/48	4,210	4,695
Telefonica Emisiones SAU	5.520%	3/1/49	4,000	4,863
Telefonica Europe BV	8.250%	9/15/30	3,969	5,747
TELUS Corp.	4.600%	11/16/48	2,175	2,571
TELUS Corp.	4.300%	6/15/49	1,500	1,702
Thomson Reuters Corp.	5.500%	8/15/35	1,790	2,045
Thomson Reuters Corp.	5.850%	4/15/40	1,240	1,493
Thomson Reuters Corp.	5.650%	11/23/43	1,100	1,313
Time Warner Cable LLC	6.550%	5/1/37	4,375	5,251
Time Warner Cable LLC	7.300%	7/1/38	4,128	5,263
Time Warner Cable LLC	6.750%	6/15/39	3,694	4,514
Time Warner Cable LLC	5.875%	11/15/40	4,238	4,726
Time Warner Cable LLC	5.500%	9/1/41	4,543	4,893
Time Warner Cable LLC	4.500%	9/15/42	5,453	5,345
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,246	4,479
Verizon Communications Inc.	4.016%	12/3/29	15,300	17,010
Verizon Communications Inc.	4.500%	8/10/33	10,750	12,509
Verizon Communications Inc.	4.400%	11/1/34	9,450	10,747
Verizon Communications Inc.	4.272%	1/15/36	8,600	9,686
Verizon Communications Inc.	5.250%	3/16/37	9,275	11,532
Verizon Communications Inc.	4.812%	3/15/39	4,275	5,139
Verizon Communications Inc.	4.750%	11/1/41	2,160	2,567
Verizon Communications Inc.	3.850%	11/1/42	3,110	3,311
Verizon Communications Inc.	6.550%	9/15/43	1,300	1,932
Verizon Communications Inc.	4.125%	8/15/46	4,000	4,471
Verizon Communications Inc.	4.862%	8/21/46	13,500	16,419
Verizon Communications Inc.	5.500%	3/16/47	5,169	6,844
Verizon Communications Inc.	4.522%	9/15/48	15,025	17,756
Verizon Communications Inc.	5.012%	4/15/49	11,300	14,107
Verizon Communications Inc.	5.012%	8/21/54	5,003	6,299
Verizon Communications Inc.	4.672%	3/15/55	10,000	11,964
Viacom Inc.	6.875%	4/30/36	4,655	6,128
Viacom Inc.	4.375%	3/15/43	4,862	5,018
Viacom Inc.	5.850%	9/1/43	3,314	4,063
Vodafone Group plc	7.875%	2/15/30	2,475	3,406
Vodafone Group plc	6.250%	11/30/32	1,650	2,100
Vodafone Group plc	6.150%	2/27/37	1,785	2,259
Vodafone Group plc	5.000%	5/30/38	7,040	8,024
Vodafone Group plc	4.375%	2/19/43	4,625	4,778
Vodafone Group plc	5.250%	5/30/48	9,350	10,829
Vodafone Group plc	4.875%	6/19/49	5,500	6,130
Vodafone Group plc	4.250%	9/17/50	4,450	4,538
Vodafone Group plc	5.125%	6/19/59	650	743
Walt Disney Co.	7.000%	3/1/32	1,640	2,391
3 Walt Disney Co.	6.550%	3/15/33	1,946	2,761
3 Walt Disney Co.	6.200%	12/15/34	3,665	5,216
3 Walt Disney Co.	6.400%	12/15/35	2,880	4,153
3 Walt Disney Co.	6.150%	3/1/37	7,073	10,069
Walt Disney Co.	4.375%	8/16/41	1,275	1,540
Walt Disney Co.	4.125%	12/1/41	1,805	2,137
Walt Disney Co.	3.700%	12/1/42	3,027	3,373

3 Walt Disney Co.	5.400%	10/1/43	4,285	5,983
3 Walt Disney Co.	4.750%	9/15/44	3,465	4,483
Walt Disney Co.	2.750%	9/1/49	6,000	5,747

Consumer Cyclical (2.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,637
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	3,052
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,525	3,995
Alibaba Group Holding Ltd.	4.400%	12/6/57	3,950	4,575
Amazon.com Inc.	4.800%	12/5/34	4,265	5,322
Amazon.com Inc.	3.875%	8/22/37	7,714	8,861
Amazon.com Inc.	4.950%	12/5/44	5,550	7,321
Amazon.com Inc.	4.050%	8/22/47	9,125	10,911
Amazon.com Inc.	4.250%	8/22/57	7,920	9,784
Aptiv plc	4.400%	10/1/46	275	272
Aptiv plc	5.400%	3/15/49	1,175	1,339
BorgWarner Inc.	4.375%	3/15/45	1,700	1,750
Cummins Inc.	4.875%	10/1/43	1,575	2,004
Daimler Finance North America LLC	8.500%	1/18/31	4,188	6,265
Darden Restaurants Inc.	4.550%	2/15/48	1,000	1,052
eBay Inc.	4.000%	7/15/42	1,545	1,487
3 Expedia Group Inc.	3.250%	2/15/30	2,000	1,987
Ford Holdings LLC	9.300%	3/1/30	1,030	1,309
Ford Motor Co.	7.450%	7/16/31	3,632	4,167
Ford Motor Co.	4.750%	1/15/43	4,755	4,140
Ford Motor Co.	7.400%	11/1/46	1,825	2,098
Ford Motor Co.	5.291%	12/8/46	4,966	4,599
General Motors Co.	5.000%	4/1/35	2,405	2,414
General Motors Co.	6.600%	4/1/36	3,776	4,325
General Motors Co.	5.150%	4/1/38	2,128	2,141
General Motors Co.	6.250%	10/2/43	5,691	6,201
General Motors Co.	5.200%	4/1/45	4,400	4,326
General Motors Co.	6.750%	4/1/46	2,666	3,069
General Motors Co.	5.400%	4/1/48	1,825	1,824
General Motors Co.	5.950%	4/1/49	3,817	4,068
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	1,300	1,311
Harley-Davidson Inc.	4.625%	7/28/45	1,005	1,032
Home Depot Inc.	5.875%	12/16/36	8,450	11,672
Home Depot Inc.	5.400%	9/15/40	1,500	1,993
Home Depot Inc.	5.950%	4/1/41	3,248	4,620
Home Depot Inc.	4.200%	4/1/43	2,730	3,188
Home Depot Inc.	4.875%	2/15/44	3,198	4,096
Home Depot Inc.	4.400%	3/15/45	3,017	3,639
Home Depot Inc.	4.250%	4/1/46	5,338	6,358
Home Depot Inc.	3.900%	6/15/47	3,903	4,454
Home Depot Inc.	4.500%	12/6/48	5,025	6,240
Home Depot Inc.	3.500%	9/15/56	3,368	3,582
Kohl's Corp.	5.550%	7/17/45	1,450	1,492
Lear Corp.	5.250%	5/15/49	1,400	1,439
Lowe's Cos. Inc.	4.650%	4/15/42	3,973	4,478
Lowe's Cos. Inc.	4.250%	9/15/44	1,027	1,098
Lowe's Cos. Inc.	4.375%	9/15/45	2,686	2,953
Lowe's Cos. Inc.	3.700%	4/15/46	2,354	2,355
Lowe's Cos. Inc.	4.050%	5/3/47	5,324	5,679
Lowe's Cos. Inc.	4.550%	4/5/49	4,700	5,427
Macy's Retail Holdings Inc.	4.500%	12/15/34	941	870
Mastercard Inc.	3.800%	11/21/46	1,925	2,214

Mastercard Inc.	3.950%	2/26/48	1,800	2,121
Mastercard Inc.	3.650%	6/1/49	3,350	3,771
McDonald's Corp.	4.700%	12/9/35	3,469	4,108
McDonald's Corp.	6.300%	10/15/37	2,032	2,772
McDonald's Corp.	6.300%	3/1/38	2,521	3,436
McDonald's Corp.	5.700%	2/1/39	1,600	2,076
McDonald's Corp.	3.700%	2/15/42	2,378	2,441
McDonald's Corp.	3.625%	5/1/43	1,650	1,673
McDonald's Corp.	4.600%	5/26/45	2,590	3,013
McDonald's Corp.	4.875%	12/9/45	4,631	5,585
McDonald's Corp.	4.450%	3/1/47	3,415	3,898
McDonald's Corp.	4.450%	9/1/48	2,500	2,880
McDonald's Corp.	3.625%	9/1/49	2,000	2,021
NIKE Inc.	3.625%	5/1/43	1,550	1,688
NIKE Inc.	3.875%	11/1/45	3,316	3,783
NIKE Inc.	3.375%	11/1/46	2,200	2,328
Nordstrom Inc.	5.000%	1/15/44	3,299	3,049
QVC Inc.	5.450%	8/15/34	1,300	1,324
Starbucks Corp.	4.300%	6/15/45	1,410	1,563
Starbucks Corp.	3.750%	12/1/47	2,100	2,165
Starbucks Corp.	4.500%	11/15/48	2,600	3,003
Starbucks Corp.	4.450%	8/15/49	2,100	2,437
Target Corp.	6.350%	11/1/32	1,529	2,127
Target Corp.	6.500%	10/15/37	1,162	1,732
Target Corp.	7.000%	1/15/38	2,194	3,424
Target Corp.	4.000%	7/1/42	3,908	4,502
Target Corp.	3.625%	4/15/46	1,775	1,938
Target Corp.	3.900%	11/15/47	2,850	3,263
VF Corp.	6.450%	11/1/37	1,140	1,622
Visa Inc.	4.150%	12/14/35	5,138	6,185
Visa Inc.	4.300%	12/14/45	11,935	14,757
Visa Inc.	3.650%	9/15/47	2,723	3,077
Walgreen Co.	4.400%	9/15/42	1,639	1,657
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,550	1,651
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,575	4,822
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,265	1,318
Walmart Inc.	7.550%	2/15/30	2,549	3,753
Walmart Inc.	5.250%	9/1/35	6,381	8,474
Walmart Inc.	6.200%	4/15/38	5,852	8,761
Walmart Inc.	3.950%	6/28/38	2,975	3,460
Walmart Inc.	5.625%	4/1/40	2,843	3,988
Walmart Inc.	4.875%	7/8/40	1,440	1,855
Walmart Inc.	5.000%	10/25/40	2,015	2,645
Walmart Inc.	5.625%	4/15/41	3,235	4,578
Walmart Inc.	4.000%	4/11/43	1,676	1,958
Walmart Inc.	4.300%	4/22/44	1,669	2,055
Walmart Inc.	3.625%	12/15/47	3,280	3,685
Walmart Inc.	4.050%	6/29/48	9,540	11,404
Walmart Inc.	2.950%	9/24/49	1,800	1,811
Western Union Co.	6.200%	11/17/36	1,650	1,822

Consumer Noncyclical (9.2%)
Abbott Laboratories	4.750%	11/30/36	6,695	8,189
Abbott Laboratories	6.150%	11/30/37	1,828	2,506
Abbott Laboratories	6.000%	4/1/39	1,845	2,526
Abbott Laboratories	5.300%	5/27/40	968	1,248
Abbott Laboratories	4.750%	4/15/43	2,650	3,258

Abbott Laboratories	4.900%	11/30/46	8,909	11,449
AbbVie Inc.	4.500%	5/14/35	7,235	7,805
AbbVie Inc.	4.300%	5/14/36	3,531	3,727
AbbVie Inc.	4.400%	11/6/42	9,503	9,812
AbbVie Inc.	4.700%	5/14/45	7,740	8,270
AbbVie Inc.	4.450%	5/14/46	6,710	6,953
AbbVie Inc.	4.875%	11/14/48	3,750	4,122
Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,762
AHS Hospital Corp.	5.024%	7/1/45	1,450	1,910
Allergan Finance LLC	4.625%	10/1/42	4,325	4,552
Allergan Funding SCS	4.550%	3/15/35	5,512	5,847
Allergan Funding SCS	4.850%	6/15/44	3,075	3,298
Allergan Funding SCS	4.750%	3/15/45	225	237
Allina Health System	3.887%	4/15/49	1,000	1,133
Altria Group Inc.	5.800%	2/14/39	5,325	6,158
Altria Group Inc.	4.250%	8/9/42	1,626	1,567
Altria Group Inc.	4.500%	5/2/43	2,547	2,541
Altria Group Inc.	5.375%	1/31/44	4,690	5,191
Altria Group Inc.	3.875%	9/16/46	5,355	4,904
Altria Group Inc.	5.950%	2/14/49	8,100	9,497
Altria Group Inc.	6.200%	2/14/59	1,785	2,110
AmerisourceBergen Corp.	4.250%	3/1/45	1,810	1,830
AmerisourceBergen Corp.	4.300%	12/15/47	1,520	1,542
Amgen Inc.	6.400%	2/1/39	1,650	2,234
Amgen Inc.	4.950%	10/1/41	2,385	2,841
Amgen Inc.	5.150%	11/15/41	3,625	4,355
Amgen Inc.	4.400%	5/1/45	8,661	9,754
Amgen Inc.	4.563%	6/15/48	4,576	5,261
Amgen Inc.	4.663%	6/15/51	11,813	13,720
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	20,889	24,152
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	32,269	38,387
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	496	574
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,878	3,040
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,500	5,027
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,525	5,410
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,125	3,716
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	750	928
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,000	4,502
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,180	5,068
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,100	2,654
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,409	3,780
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	6,956	8,209
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,620	3,708
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,500	9,814
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,602	7,477
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	9,464	12,320
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,765	4,404
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,950	2,641
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,677
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,093
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,965	2,415
Archer-Daniels-Midland Co.	4.016%	4/16/43	2,110	2,436
Archer-Daniels-Midland Co.	3.750%	9/15/47	2,200	2,422
Archer-Daniels-Midland Co.	4.500%	3/15/49	1,900	2,367
Ascension Health	3.945%	11/15/46	3,640	4,248

2 Ascension Health	4.847%	11/15/53	1,379	1,846
AstraZeneca plc	6.450%	9/15/37	8,657	12,189
AstraZeneca plc	4.000%	9/18/42	4,225	4,651
AstraZeneca plc	4.375%	11/16/45	2,152	2,515
AstraZeneca plc	4.375%	8/17/48	2,000	2,367
BAT Capital Corp.	4.390%	8/15/37	8,520	8,268
BAT Capital Corp.	4.540%	8/15/47	4,810	4,617
BAT Capital Corp.	4.758%	9/6/49	2,350	2,294
Baxalta Inc.	5.250%	6/23/45	1,550	2,001
Baxter International Inc.	3.500%	8/15/46	1,500	1,501
Baylor Scott & White Holdings	4.185%	11/15/45	1,545	1,832
Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,478
Becton Dickinson & Co.	4.685%	12/15/44	4,262	4,956
Becton Dickinson & Co.	4.669%	6/6/47	3,875	4,567
Biogen Inc.	5.200%	9/15/45	5,436	6,427
Boston Scientific Corp.	7.000%	11/15/35	1,405	1,952
Boston Scientific Corp.	4.550%	3/1/39	2,675	3,161
Boston Scientific Corp.	7.375%	1/15/40	605	920
Boston Scientific Corp.	4.700%	3/1/49	3,175	3,855
3 Bristol-Myers Squibb Co.	4.125%	6/15/39	5,240	5,920
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,640	1,625
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,639	1,952
3 Bristol-Myers Squibb Co.	4.250%	10/26/49	10,700	12,464
Brown-Forman Corp.	4.500%	7/15/45	1,650	2,047
Campbell Soup Co.	3.800%	8/2/42	1,500	1,427
Campbell Soup Co.	4.800%	3/15/48	1,900	2,136
Cardinal Health Inc.	4.600%	3/15/43	1,135	1,124
Cardinal Health Inc.	4.500%	11/15/44	1,975	1,899
Cardinal Health Inc.	4.900%	9/15/45	1,391	1,408
Cardinal Health Inc.	4.368%	6/15/47	800	767
Celgene Corp.	5.250%	8/15/43	3,875	4,910
Celgene Corp.	4.625%	5/15/44	3,256	3,869
Celgene Corp.	5.000%	8/15/45	3,587	4,468
Celgene Corp.	4.350%	11/15/47	4,709	5,471
Celgene Corp.	4.550%	2/20/48	4,448	5,330
Children's Hospital Medical Center	4.268%	5/15/44	975	1,152
Children's Hospital Medical Center	4.115%	1/1/47	1,000	1,180
Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,418
Cigna Corp.	4.800%	8/15/38	8,050	9,070
Cigna Corp.	4.900%	12/15/48	5,085	5,909
City of Hope	5.623%	11/15/43	1,125	1,549
City of Hope	4.378%	8/15/48	950	1,148
Cleveland Clinic Foundation	4.858%	1/1/14	1,315	1,717
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,633
Colgate-Palmolive Co.	4.000%	8/15/45	1,845	2,188
Colgate-Palmolive Co.	3.700%	8/1/47	1,500	1,736
CommonSpirit Health	3.347%	10/1/29	2,675	2,703
2 CommonSpirit Health	4.350%	11/1/42	2,525	2,702
CommonSprit Health	3.817%	10/1/49	1,000	1,009
CommonSpirit Health	4.187%	10/1/49	2,250	2,337
Conagra Brands Inc.	8.250%	9/15/30	1,230	1,751
Conagra Brands Inc.	5.300%	11/1/38	3,150	3,655
Conagra Brands Inc.	5.400%	11/1/48	2,975	3,530
Constellation Brands Inc.	4.500%	5/9/47	1,300	1,465
Constellation Brands Inc.	4.100%	2/15/48	1,950	2,092
Constellation Brands Inc.	5.250%	11/15/48	1,600	2,004
CVS Health Corp.	4.875%	7/20/35	1,400	1,560

CVS Health Corp.	4.780%	3/25/38	15,800	17,327
CVS Health Corp.	6.125%	9/15/39	3,000	3,744
CVS Health Corp.	5.300%	12/5/43	2,380	2,752
CVS Health Corp.	5.125%	7/20/45	11,175	12,683
CVS Health Corp.	5.050%	3/25/48	23,650	26,838
Danaher Corp.	4.375%	9/15/45	1,350	1,592
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,210
Diageo Capital plc	5.875%	9/30/36	1,925	2,646
Diageo Capital plc	3.875%	4/29/43	1,250	1,419
Diageo Investment Corp.	7.450%	4/15/35	1,350	2,053
Diageo Investment Corp.	4.250%	5/11/42	1,702	2,013
Dignity Health	4.500%	11/1/42	1,050	1,127
Dignity Health	5.267%	11/1/64	950	1,155
Duke University Health System Inc.	3.920%	6/1/47	1,995	2,334
Eli Lilly & Co.	5.550%	3/15/37	1,442	1,891
Eli Lilly & Co.	3.875%	3/15/39	3,000	3,421
Eli Lilly & Co.	3.700%	3/1/45	2,788	3,079
Eli Lilly & Co.	3.950%	5/15/47	2,150	2,446
Eli Lilly & Co.	3.950%	3/15/49	5,425	6,277
Eli Lilly & Co.	4.150%	3/15/59	1,830	2,128
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,100	1,512
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,550	1,881
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,350	1,605
Express Scripts Holding Co.	6.125%	11/15/41	1,220	1,530
Express Scripts Holding Co.	4.800%	7/15/46	6,590	7,306
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,025	2,316
Genentech Inc.	5.250%	7/15/35	300	384
General Mills Inc.	4.550%	4/17/38	1,675	1,900
General Mills Inc.	5.400%	6/15/40	1,600	1,960
General Mills Inc.	4.150%	2/15/43	1,650	1,750
General Mills Inc.	4.700%	4/17/48	1,800	2,101
Gilead Sciences Inc.	4.600%	9/1/35	3,339	3,950
Gilead Sciences Inc.	4.000%	9/1/36	1,758	1,967
Gilead Sciences Inc.	5.650%	12/1/41	3,670	4,745
Gilead Sciences Inc.	4.800%	4/1/44	5,634	6,705
Gilead Sciences Inc.	4.500%	2/1/45	6,505	7,441
Gilead Sciences Inc.	4.750%	3/1/46	6,672	7,966
Gilead Sciences Inc.	4.150%	3/1/47	3,573	3,977
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,625	2,091
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	8,309	11,907
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,887	2,194
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,000	1,192
Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,240
Hasbro Inc.	6.350%	3/15/40	1,579	1,856
Hasbro Inc.	5.100%	5/15/44	925	956
HCA Inc.	5.125%	6/15/39	2,950	3,227
HCA Inc.	5.500%	6/15/47	5,675	6,399
HCA Inc.	5.250%	6/15/49	5,200	5,707
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	1,220	1,439
JM Smucker Co.	4.250%	3/15/35	1,525	1,640
JM Smucker Co.	4.375%	3/15/45	2,350	2,530
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,725	1,975
Johnson & Johnson	4.950%	5/15/33	1,750	2,189
Johnson & Johnson	4.375%	12/5/33	2,902	3,463
Johnson & Johnson	3.550%	3/1/36	2,709	2,965
Johnson & Johnson	3.625%	3/3/37	3,909	4,331

Johnson & Johnson	5.950%	8/15/37	4,285	6,053
Johnson & Johnson	3.400%	1/15/38	2,708	2,918
Johnson & Johnson	5.850%	7/15/38	2,215	3,086
Johnson & Johnson	4.500%	9/1/40	1,404	1,731
Johnson & Johnson	4.850%	5/15/41	950	1,222
Johnson & Johnson	4.500%	12/5/43	1,554	1,946
Johnson & Johnson	3.700%	3/1/46	4,944	5,557
Johnson & Johnson	3.750%	3/3/47	3,440	3,921
Johnson & Johnson	3.500%	1/15/48	2,891	3,164
Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,735
Kaiser Foundation Hospitals	4.150%	5/1/47	4,262	5,134
Kellogg Co.	7.450%	4/1/31	600	829
Kellogg Co.	4.500%	4/1/46	2,784	3,185
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,850	2,155
Keurig Dr Pepper Inc.	4.500%	11/15/45	3,370	3,641
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,175	1,261
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,095
Kimberly-Clark Corp.	5.300%	3/1/41	1,619	2,158
Kimberly-Clark Corp.	3.700%	6/1/43	980	1,062
Kimberly-Clark Corp.	3.200%	7/30/46	2,575	2,642
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,016
Koninklijke Philips NV	6.875%	3/11/38	2,325	3,378
Koninklijke Philips NV	5.000%	3/15/42	1,510	1,840
Kraft Foods Group Inc.	6.875%	1/26/39	4,336	5,331
Kraft Foods Group Inc.	6.500%	2/9/40	4,198	4,939
3 Kraft Heinz Foods Co.	3.750%	4/1/30	3,075	3,093
Kraft Heinz Foods Co.	5.000%	7/15/35	4,935	5,269
3 Kraft Heinz Foods Co.	4.625%	10/1/39	1,525	1,533
Kraft Heinz Foods Co.	5.200%	7/15/45	6,475	6,779
Kraft Heinz Foods Co.	4.375%	6/1/46	9,695	9,144
3 Kraft Heinz Foods Co.	4.875%	10/1/49	5,100	5,112
Kroger Co.	8.000%	9/15/29	775	1,054
Kroger Co.	7.500%	4/1/31	1,170	1,583
Kroger Co.	6.900%	4/15/38	550	724
Kroger Co.	5.400%	7/15/40	995	1,124
Kroger Co.	5.000%	4/15/42	1,650	1,775
Kroger Co.	5.150%	8/1/43	1,250	1,378
Kroger Co.	3.875%	10/15/46	1,625	1,549
Kroger Co.	4.450%	2/1/47	3,400	3,508
Kroger Co.	4.650%	1/15/48	2,325	2,466
Kroger Co.	5.400%	1/15/49	1,075	1,266
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,849	3,169
2 Mayo Clinic	3.774%	11/15/43	900	1,007
2 Mayo Clinic	4.000%	11/15/47	1,200	1,375
2 Mayo Clinic	4.128%	11/15/52	1,050	1,244
McCormick & Co. Inc.	4.200%	8/15/47	1,000	1,103
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,540	2,099
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,845	2,286
Medtronic Inc.	4.375%	3/15/35	6,123	7,359
Medtronic Inc.	4.625%	3/15/45	6,389	8,196
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	850	1,129
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,645	1,992
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,975	2,410
Merck & Co. Inc.	6.500%	12/1/33	3,245	4,705
Merck & Co. Inc.	6.550%	9/15/37	1,100	1,611
Merck & Co. Inc.	3.900%	3/7/39	4,450	5,125
Merck & Co. Inc.	3.600%	9/15/42	2,004	2,215

Merck & Co. Inc.	4.150%	5/18/43	2,934	3,521
Merck & Co. Inc.	3.700%	2/10/45	5,105	5,762
Merck & Co. Inc.	4.000%	3/7/49	4,975	5,913
Molson Coors Brewing Co.	5.000%	5/1/42	3,518	3,863
Molson Coors Brewing Co.	4.200%	7/15/46	5,537	5,594
Mondelez International Inc.	4.625%	5/7/48	1,000	1,142
2 Montefiore Obligated Group	5.246%	11/1/48	1,650	1,921
2 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	1,157
Mylan Inc.	5.400%	11/29/43	1,540	1,644
Mylan Inc.	5.200%	4/15/48	1,975	2,095
Mylan NV	5.250%	6/15/46	3,165	3,360
New York & Presbyterian Hospital	4.024%	8/1/45	2,480	2,909
New York & Presbyterian Hospital	4.063%	8/1/56	1,325	1,516
Newell Brands Inc.	5.375%	4/1/36	1,461	1,544
Newell Brands Inc.	5.500%	4/1/46	1,680	1,800
Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,920
Northwell Healthcare Inc.	4.260%	11/1/47	2,750	3,076
Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,073
Novartis Capital Corp.	3.700%	9/21/42	1,650	1,834
Novartis Capital Corp.	4.400%	5/6/44	5,578	6,886
Novartis Capital Corp.	4.000%	11/20/45	3,991	4,692
NYU Hospitals Center	4.784%	7/1/44	1,150	1,441
2 NYU Hospitals Center	4.368%	7/1/47	1,800	2,129
Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,217
Partners Healthcare System Inc.	4.117%	7/1/55	1,000	1,174
PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,468
PepsiCo Inc.	4.000%	3/5/42	3,528	4,073
PepsiCo Inc.	3.600%	8/13/42	1,625	1,778
PepsiCo Inc.	4.250%	10/22/44	3,483	4,176
PepsiCo Inc.	4.600%	7/17/45	2,799	3,505
PepsiCo Inc.	4.450%	4/14/46	3,255	4,019
PepsiCo Inc.	3.450%	10/6/46	5,050	5,421
PepsiCo Inc.	4.000%	5/2/47	3,005	3,495
PepsiCo Inc.	3.375%	7/29/49	2,500	2,654
Perrigo Finance Unlimited Co.	4.900%	12/15/44	836	785
Pfizer Inc.	4.000%	12/15/36	5,317	6,044
Pfizer Inc.	4.100%	9/15/38	2,885	3,333
Pfizer Inc.	3.900%	3/15/39	3,900	4,411
Pfizer Inc.	7.200%	3/15/39	7,558	11,737
Pfizer Inc.	4.300%	6/15/43	1,732	2,044
Pfizer Inc.	4.400%	5/15/44	1,850	2,223
Pfizer Inc.	4.125%	12/15/46	3,425	3,997
Pfizer Inc.	4.200%	9/15/48	3,600	4,250
Pfizer Inc.	4.000%	3/15/49	3,975	4,586
Philip Morris International Inc.	6.375%	5/16/38	2,828	3,891
Philip Morris International Inc.	4.375%	11/15/41	3,018	3,319
Philip Morris International Inc.	4.500%	3/20/42	2,315	2,589
Philip Morris International Inc.	3.875%	8/21/42	4,165	4,279
Philip Morris International Inc.	4.125%	3/4/43	5,208	5,558
Philip Morris International Inc.	4.875%	11/15/43	1,748	2,054
Philip Morris International Inc.	4.250%	11/10/44	1,905	2,096
Procter & Gamble Co.	5.500%	2/1/34	900	1,230
Procter & Gamble Co.	5.800%	8/15/34	500	705
Procter & Gamble Co.	3.500%	10/25/47	3,622	4,066
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	1,800	1,793

2 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	1,350	1,502
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	1,200	1,371
Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,216
Reynolds American Inc.	5.700%	8/15/35	2,477	2,753
Reynolds American Inc.	7.250%	6/15/37	1,770	2,240
Reynolds American Inc.	6.150%	9/15/43	2,275	2,567
Reynolds American Inc.	5.850%	8/15/45	8,185	9,058
RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,540
Stanford Health Care	3.795%	11/15/48	1,800	2,064
Stryker Corp.	4.100%	4/1/43	1,320	1,470
Stryker Corp.	4.375%	5/15/44	1,100	1,270
Stryker Corp.	4.625%	3/15/46	3,425	4,182
Sutter Health	4.091%	8/15/48	1,125	1,303
Sysco Corp.	4.850%	10/1/45	1,525	1,843
Sysco Corp.	4.500%	4/1/46	2,235	2,595
Sysco Corp.	4.450%	3/15/48	1,750	2,029
2 Texas Health Resources	4.330%	11/15/55	1,000	1,221
Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,750	1,745
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,450	1,837
Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,325	2,610
Toledo Hospital	5.750%	11/15/38	2,300	2,716
Trinity Health Corp.	4.125%	12/1/45	1,175	1,361
Tyson Foods Inc.	4.875%	8/15/34	1,850	2,183
Tyson Foods Inc.	5.150%	8/15/44	1,973	2,355
Tyson Foods Inc.	4.550%	6/2/47	2,983	3,356
Tyson Foods Inc.	5.100%	9/28/48	3,925	4,751
Unilever Capital Corp.	5.900%	11/15/32	3,283	4,460
Whirlpool Corp.	4.500%	6/1/46	1,550	1,607
2 Willis-Knighton Medical Center	4.813%	9/1/48	925	1,163
Wyeth LLC	6.500%	2/1/34	3,416	4,811
Wyeth LLC	6.000%	2/15/36	790	1,076
Wyeth LLC	5.950%	4/1/37	5,230	7,151
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	418
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	1,048
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,375	1,467
Zoetis Inc.	4.700%	2/1/43	4,016	4,806
Zoetis Inc.	3.950%	9/12/47	1,721	1,862
Zoetis Inc.	4.450%	8/20/48	950	1,127

Energy (5.2%)
Apache Corp.	7.750%	12/15/29	450	567
Apache Corp.	5.100%	9/1/40	5,775	5,762
Apache Corp.	5.250%	2/1/42	4,115	4,189
Apache Corp.	4.750%	4/15/43	3,305	3,167
Apache Corp.	4.250%	1/15/44	2,460	2,208
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,371	2,706
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	5,400	5,377
Buckeye Partners LP	5.850%	11/15/43	1,500	1,268
Burlington Resources Finance Co.	7.200%	8/15/31	2,000	2,843
Burlington Resources Finance Co.	7.400%	12/1/31	2,050	2,957
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,672
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,530	1,972
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	850
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,400	1,813

Canadian Natural Resources Ltd.	6.250%	3/15/38	3,540	4,495
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,290	1,725
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,250	2,658
Cenovus Energy Inc.	5.250%	6/15/37	2,300	2,504
Cenovus Energy Inc.	6.750%	11/15/39	4,250	5,190
Cenovus Energy Inc.	5.400%	6/15/47	2,450	2,759
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	2,146
Concho Resources Inc.	4.875%	10/1/47	2,450	2,793
Concho Resources Inc.	4.850%	8/15/48	1,800	2,041
Conoco Funding Co.	7.250%	10/15/31	1,830	2,599
ConocoPhillips	5.900%	10/15/32	1,600	2,105
ConocoPhillips	5.900%	5/15/38	2,600	3,538
ConocoPhillips	6.500%	2/1/39	7,700	11,123
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,645	2,200
ConocoPhillips Co.	4.150%	11/15/34	706	777
ConocoPhillips Co.	4.300%	11/15/44	2,580	2,986
ConocoPhillips Co.	5.950%	3/15/46	1,225	1,750
Continental Resources Inc.	4.900%	6/1/44	2,400	2,424
Devon Energy Corp.	7.950%	4/15/32	1,100	1,562
Devon Energy Corp.	5.600%	7/15/41	3,054	3,705
Devon Energy Corp.	4.750%	5/15/42	4,180	4,661
Devon Energy Corp.	5.000%	6/15/45	2,042	2,365
Devon Financing Co. LLC	7.875%	9/30/31	2,941	4,161
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,597
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,349
Enable Midstream Partners LP	5.000%	5/15/44	1,700	1,556
Enbridge Energy Partners LP	7.500%	4/15/38	1,381	1,974
Enbridge Energy Partners LP	5.500%	9/15/40	2,050	2,403
Enbridge Energy Partners LP	7.375%	10/15/45	2,000	2,966
Enbridge Inc.	4.500%	6/10/44	1,500	1,640
Encana Corp.	8.125%	9/15/30	1,329	1,727
Encana Corp.	7.375%	11/1/31	2,090	2,642
Encana Corp.	6.500%	8/15/34	2,590	3,137
Encana Corp.	6.625%	8/15/37	1,400	1,705
Encana Corp.	6.500%	2/1/38	1,500	1,813
Energy Transfer Operating LP	6.250%	4/15/49	4,500	5,459
Energy Transfer Partners LP	4.900%	3/15/35	1,752	1,826
Energy Transfer Partners LP	6.625%	10/15/36	1,501	1,809
Energy Transfer Partners LP	5.800%	6/15/38	1,700	1,939
Energy Transfer Partners LP	7.500%	7/1/38	1,505	1,943
Energy Transfer Partners LP	6.050%	6/1/41	2,400	2,751
Energy Transfer Partners LP	6.500%	2/1/42	3,055	3,675
Energy Transfer Partners LP	5.150%	2/1/43	1,299	1,355
Energy Transfer Partners LP	5.950%	10/1/43	1,500	1,712
Energy Transfer Partners LP	5.150%	3/15/45	1,766	1,881
Energy Transfer Partners LP	6.125%	12/15/45	3,500	4,110
Energy Transfer Partners LP	5.300%	4/15/47	2,615	2,806
Energy Transfer Partners LP	6.000%	6/15/48	4,500	5,320
Enterprise Products Operating LLC	6.875%	3/1/33	2,000	2,731
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,701
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	2,317
Enterprise Products Operating LLC	6.125%	10/15/39	2,185	2,834
Enterprise Products Operating LLC	5.950%	2/1/41	2,753	3,492
Enterprise Products Operating LLC	5.700%	2/15/42	2,525	3,136
Enterprise Products Operating LLC	4.850%	8/15/42	2,380	2,716
Enterprise Products Operating LLC	4.450%	2/15/43	5,170	5,632
Enterprise Products Operating LLC	4.850%	3/15/44	2,283	2,607

Enterprise Products Operating LLC	5.100%	2/15/45	4,170	4,878
Enterprise Products Operating LLC	4.900%	5/15/46	2,185	2,534
Enterprise Products Operating LLC	4.250%	2/15/48	5,525	5,957
Enterprise Products Operating LLC	4.800%	2/1/49	2,240	2,594
Enterprise Products Operating LLC	4.200%	1/31/50	3,805	4,067
Enterprise Products Operating LLC	4.950%	10/15/54	1,222	1,438
EOG Resources Inc.	3.900%	4/1/35	2,107	2,336
EQT Midstream Partners LP	6.500%	7/15/48	1,710	1,653
Exxon Mobil Corp.	2.995%	8/16/39	2,150	2,152
Exxon Mobil Corp.	3.567%	3/6/45	3,200	3,453
Exxon Mobil Corp.	4.114%	3/1/46	5,481	6,491
Exxon Mobil Corp.	3.095%	8/16/49	5,700	5,732
Halliburton Co.	4.850%	11/15/35	3,100	3,435
Halliburton Co.	6.700%	9/15/38	3,189	4,179
Halliburton Co.	7.450%	9/15/39	1,017	1,442
Halliburton Co.	4.500%	11/15/41	1,575	1,650
Halliburton Co.	4.750%	8/1/43	3,295	3,560
Halliburton Co.	5.000%	11/15/45	7,050	7,846
Hess Corp.	7.875%	10/1/29	2,050	2,597
Hess Corp.	7.300%	8/15/31	795	979
Hess Corp.	7.125%	3/15/33	1,800	2,247
Hess Corp.	6.000%	1/15/40	2,522	2,903
Hess Corp.	5.600%	2/15/41	3,850	4,286
Hess Corp.	5.800%	4/1/47	1,600	1,831
Husky Energy Inc.	6.800%	9/15/37	1,250	1,619
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	622
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	677
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,649	2,194
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,500	1,753
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,300	1,606
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,875	5,032
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,870	2,351
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,100	1,372
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,600	2,202
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,364
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,400	1,595
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,075	2,277
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,600	1,672
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	1,083
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,463	2,838
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,700	1,929
Kinder Morgan Inc.	7.800%	8/1/31	1,875	2,549
Kinder Morgan Inc.	7.750%	1/15/32	3,625	4,987
Kinder Morgan Inc.	5.300%	12/1/34	2,421	2,784
Kinder Morgan Inc.	5.550%	6/1/45	3,730	4,400
Kinder Morgan Inc.	5.050%	2/15/46	2,640	2,929
Kinder Morgan Inc.	5.200%	3/1/48	2,785	3,198
Magellan Midstream Partners LP	5.150%	10/15/43	2,665	3,147
Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,767
Magellan Midstream Partners LP	4.200%	10/3/47	2,575	2,702
Magellan Midstream Partners LP	3.950%	3/1/50	1,000	1,013
Marathon Oil Corp.	6.800%	3/15/32	1,725	2,144
Marathon Oil Corp.	6.600%	10/1/37	2,315	2,926
Marathon Oil Corp.	5.200%	6/1/45	1,500	1,679
Marathon Petroleum Corp.	6.500%	3/1/41	2,768	3,452
Marathon Petroleum Corp.	4.750%	9/15/44	2,555	2,728
Marathon Petroleum Corp.	4.500%	4/1/48	2,300	2,391

Marathon Petroleum Corp.	5.000%	9/15/54	1,500	1,604
MPLX LP	4.500%	4/15/38	5,330	5,523
MPLX LP	5.200%	3/1/47	3,290	3,640
MPLX LP	5.200%	12/1/47	1,525	1,657
MPLX LP	4.700%	4/15/48	4,785	4,956
MPLX LP	5.500%	2/15/49	4,800	5,542
MPLX LP	4.900%	4/15/58	1,375	1,430
National Oilwell Varco Inc.	3.950%	12/1/42	3,375	3,067
Noble Energy Inc.	3.250%	10/15/29	1,000	990
Noble Energy Inc.	6.000%	3/1/41	2,075	2,464
Noble Energy Inc.	5.250%	11/15/43	2,905	3,235
Noble Energy Inc.	5.050%	11/15/44	3,425	3,736
Noble Energy Inc.	4.950%	8/15/47	1,725	1,883
Occidental Petroleum Corp.	7.500%	5/1/31	2,281	3,022
Occidental Petroleum Corp.	7.875%	9/15/31	2,550	3,454
Occidental Petroleum Corp.	6.450%	9/15/36	5,090	6,275
Occidental Petroleum Corp.	7.950%	6/15/39	1,050	1,434
Occidental Petroleum Corp.	4.300%	8/15/39	500	511
Occidental Petroleum Corp.	6.200%	3/15/40	2,600	3,137
Occidental Petroleum Corp.	4.500%	7/15/44	2,000	2,035
Occidental Petroleum Corp.	4.625%	6/15/45	2,575	2,638
Occidental Petroleum Corp.	6.600%	3/15/46	3,542	4,613
Occidental Petroleum Corp.	4.400%	4/15/46	3,800	3,870
Occidental Petroleum Corp.	4.100%	2/15/47	3,022	2,991
Occidental Petroleum Corp.	4.200%	3/15/48	3,050	3,013
Occidental Petroleum Corp.	4.400%	8/15/49	1,825	1,866
ONEOK Inc.	6.000%	6/15/35	1,335	1,563
ONEOK Inc.	4.950%	7/13/47	2,100	2,242
ONEOK Inc.	5.200%	7/15/48	2,275	2,526
ONEOK Inc.	4.450%	9/1/49	2,000	1,996
ONEOK Partners LP	6.650%	10/1/36	2,500	3,132
ONEOK Partners LP	6.850%	10/15/37	950	1,216
ONEOK Partners LP	6.125%	2/1/41	2,100	2,524
ONEOK Partners LP	6.200%	9/15/43	1,325	1,625
Petro-Canada	5.350%	7/15/33	1,450	1,766
Petro-Canada	5.950%	5/15/35	2,000	2,559
Petro-Canada	6.800%	5/15/38	3,860	5,398
Phillips 66	4.650%	11/15/34	3,031	3,483
Phillips 66	5.875%	5/1/42	4,830	6,322
Phillips 66	4.875%	11/15/44	4,800	5,690
Phillips 66 Partners LP	4.680%	2/15/45	1,350	1,459
Phillips 66 Partners LP	4.900%	10/1/46	2,275	2,557
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	2,000	1,949
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,850	2,189
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,861	1,890
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,405	1,280
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	2,300	2,235
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,602	1,612
Shell International Finance BV	4.125%	5/11/35	4,517	5,204
Shell International Finance BV	6.375%	12/15/38	8,844	12,891
Shell International Finance BV	5.500%	3/25/40	2,245	3,010

Shell International Finance BV	3.625%	8/21/42	2,257	2,429
Shell International Finance BV	4.550%	8/12/43	4,040	4,933
Shell International Finance BV	4.375%	5/11/45	8,927	10,788
Shell International Finance BV	4.000%	5/10/46	7,351	8,458
Shell International Finance BV	3.750%	9/12/46	2,864	3,195
Spectra Energy Partners LP	5.950%	9/25/43	1,357	1,715
Spectra Energy Partners LP	4.500%	3/15/45	4,200	4,557
Suncor Energy Inc.	7.150%	2/1/32	880	1,201
Suncor Energy Inc.	5.950%	12/1/34	1,506	1,974
Suncor Energy Inc.	6.500%	6/15/38	2,150	2,972
Suncor Energy Inc.	6.850%	6/1/39	2,610	3,753
Suncor Energy Inc.	4.000%	11/15/47	2,250	2,412
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	850	973
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,450	1,468
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,717	2,864
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,395	3,644
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,782	3,033
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,455
Texas Eastern Transmission LP	7.000%	7/15/32	1,425	1,949
Total Capital International SA	2.829%	1/10/30	3,500	3,591
Total Capital International SA	3.461%	7/12/49	3,090	3,257
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,367	4,939
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	980
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,419
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,938	3,796
TransCanada PipeLines Ltd.	4.750%	5/15/38	2,425	2,763
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,905	4,308
TransCanada PipeLines Ltd.	6.100%	6/1/40	4,825	6,219
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,000	2,308
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,550	4,112
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,600	3,130
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,475	1,738
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,245	1,318
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,308
Valero Energy Corp.	7.500%	4/15/32	2,431	3,293
Valero Energy Corp.	6.625%	6/15/37	4,600	5,952
Valero Energy Corp.	4.900%	3/15/45	1,950	2,166
Western Midstream Operating LP	5.450%	4/1/44	2,750	2,433
Western Midstream Operating LP	5.300%	3/1/48	1,200	1,042
Western Midstream Operating LP	5.500%	8/15/48	1,040	927
Williams Cos. Inc.	7.500%	1/15/31	1,020	1,328
Williams Cos. Inc.	6.300%	4/15/40	4,438	5,443
Williams Cos. Inc.	5.800%	11/15/43	1,425	1,662
Williams Cos. Inc.	5.400%	3/4/44	1,604	1,792
Williams Cos. Inc.	5.750%	6/24/44	2,000	2,324
Williams Cos. Inc.	4.900%	1/15/45	1,650	1,745
Williams Cos. Inc.	5.100%	9/15/45	3,150	3,453
Williams Cos. Inc.	4.850%	3/1/48	2,650	2,828

Other Industrial (0.3%)
2 American University	3.672%	4/1/49	1,375	1,517
Board of Trustees of The Leland Stanford
Junior University	3.647%	5/1/48	1,725	2,031
2 Boston University	4.061%	10/1/48	875	1,061
California Institute of Technology	4.321%	8/1/45	1,100	1,405
California Institute of Technology	4.700%	11/1/11	1,355	1,769
2 Johns Hopkins University	4.083%	7/1/53	1,225	1,505

2 Massachusetts Institute of Technology	3.959%	7/1/38	1,250	1,454
Massachusetts Institute of Technology	5.600%	7/1/11	3,000	5,090
Massachusetts Institute of Technology	4.678%	7/1/14	1,925	2,726
Massachusetts Institute of Technology	3.885%	7/1/16	1,160	1,394
2 Northwestern University	4.643%	12/1/44	1,875	2,386
2 Northwestern University	3.662%	12/1/57	570	661
Trustees of the University of Pennsylvania	3.610%	2/15/19	1,200	1,325
2 University of Chicago	4.003%	10/1/53	1,600	1,953
2 University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,548
University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,560
University of Pennsylvania	4.674%	9/1/12	1,050	1,484
2 University of Southern California	3.028%	10/1/39	2,945	3,050
2 William Marsh Rice University	3.574%	5/15/45	2,540	2,820

Technology (3.5%)
Amphenol Corp.	2.800%	2/15/30	2,000	1,944
Analog Devices Inc.	5.300%	12/15/45	1,000	1,242
Apple Inc.	4.500%	2/23/36	4,250	5,170
Apple Inc.	3.850%	5/4/43	8,475	9,497
Apple Inc.	4.450%	5/6/44	3,400	4,149
Apple Inc.	3.450%	2/9/45	6,200	6,561
Apple Inc.	4.375%	5/13/45	6,532	7,887
Apple Inc.	4.650%	2/23/46	12,949	16,251
Apple Inc.	3.850%	8/4/46	6,432	7,276
Apple Inc.	4.250%	2/9/47	3,595	4,306
Apple Inc.	3.750%	9/12/47	3,099	3,453
Apple Inc.	3.750%	11/13/47	2,828	3,144
Apple Inc.	2.950%	9/11/49	3,000	2,929
Applied Materials Inc.	5.100%	10/1/35	2,150	2,784
Applied Materials Inc.	5.850%	6/15/41	2,300	3,148
Applied Materials Inc.	4.350%	4/1/47	2,800	3,399
Cisco Systems Inc.	5.900%	2/15/39	6,124	8,698
Cisco Systems Inc.	5.500%	1/15/40	6,200	8,562
Corning Inc.	4.700%	3/15/37	1,700	1,917
Corning Inc.	5.750%	8/15/40	1,405	1,739
Corning Inc.	5.350%	11/15/48	2,200	2,831
Corning Inc.	4.375%	11/15/57	3,050	3,174
3 Dell International LLC / EMC Corp.	5.300%	10/1/29	5,500	5,971
3 Dell International LLC / EMC Corp.	8.100%	7/15/36	4,125	5,256
3 Dell International LLC / EMC Corp.	8.350%	7/15/46	6,275	8,264
Fidelity National Information Services Inc.	4.500%	8/15/46	1,875	2,173
Fidelity National Information Services Inc.	4.750%	5/15/48	1,600	1,938
Fiserv Inc.	4.400%	7/1/49	6,000	6,681
Global Payments Inc.	4.150%	8/15/49	500	524
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,892	3,414
Hewlett Packard Enterprise Co.	6.350%	10/15/45	5,450	6,357
HP Inc.	6.000%	9/15/41	3,825	4,326
Intel Corp.	4.000%	12/15/32	2,297	2,665
Intel Corp.	4.800%	10/1/41	2,500	3,165
Intel Corp.	4.250%	12/15/42	725	856
Intel Corp.	4.900%	7/29/45	1,300	1,659
Intel Corp.	4.100%	5/19/46	4,763	5,513
Intel Corp.	4.100%	5/11/47	4,000	4,684
Intel Corp.	3.734%	12/8/47	6,275	6,949
International Business Machines Corp.	5.875%	11/29/32	2,000	2,593
International Business Machines Corp.	4.150%	5/15/39	7,600	8,676
International Business Machines Corp.	5.600%	11/30/39	2,850	3,783

International Business Machines Corp.	4.000%	6/20/42	3,226	3,565
International Business Machines Corp.	4.250%	5/15/49	12,058	13,871
Juniper Networks Inc.	5.950%	3/15/41	1,280	1,403
KLA Corp.	5.000%	3/15/49	1,325	1,634
Lam Research Corp.	4.875%	3/15/49	2,400	2,941
Micron Technology Inc.	4.663%	2/15/30	2,500	2,600
Microsoft Corp.	3.500%	2/12/35	4,564	5,033
Microsoft Corp.	4.200%	11/3/35	3,509	4,196
Microsoft Corp.	3.450%	8/8/36	7,000	7,735
Microsoft Corp.	4.100%	2/6/37	8,099	9,581
Microsoft Corp.	4.500%	10/1/40	4,700	5,898
Microsoft Corp.	5.300%	2/8/41	2,195	3,041
Microsoft Corp.	3.500%	11/15/42	3,000	3,294
Microsoft Corp.	3.750%	5/1/43	1,568	1,789
Microsoft Corp.	4.875%	12/15/43	1,575	2,087
Microsoft Corp.	3.750%	2/12/45	5,539	6,323
Microsoft Corp.	4.450%	11/3/45	9,074	11,419
Microsoft Corp.	3.700%	8/8/46	14,550	16,596
Microsoft Corp.	4.250%	2/6/47	8,594	10,658
Microsoft Corp.	4.000%	2/12/55	9,869	11,713
Microsoft Corp.	4.750%	11/3/55	375	504
Microsoft Corp.	3.950%	8/8/56	6,893	8,130
Microsoft Corp.	4.500%	2/6/57	6,275	8,183
Motorola Solutions Inc.	5.500%	9/1/44	1,275	1,347
Oracle Corp.	3.250%	5/15/30	1,804	1,913
Oracle Corp.	4.300%	7/8/34	5,899	6,863
Oracle Corp.	3.900%	5/15/35	4,366	4,846
Oracle Corp.	3.850%	7/15/36	2,415	2,672
Oracle Corp.	3.800%	11/15/37	3,866	4,226
Oracle Corp.	6.125%	7/8/39	5,000	7,066
Oracle Corp.	5.375%	7/15/40	9,452	12,293
Oracle Corp.	4.500%	7/8/44	3,050	3,622
Oracle Corp.	4.125%	5/15/45	6,600	7,395
Oracle Corp.	4.000%	7/15/46	9,970	11,071
Oracle Corp.	4.000%	11/15/47	7,300	8,199
Oracle Corp.	4.375%	5/15/55	3,315	3,888
PayPal Holdings Inc.	2.850%	10/1/29	3,000	3,009
QUALCOMM Inc.	4.650%	5/20/35	3,220	3,788
QUALCOMM Inc.	4.800%	5/20/45	4,556	5,464
QUALCOMM Inc.	4.300%	5/20/47	3,850	4,307
Seagate HDD Cayman	5.750%	12/1/34	1,650	1,671
Texas Instruments Inc.	3.875%	3/15/39	2,400	2,764
Texas Instruments Inc.	4.150%	5/15/48	4,650	5,664
Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,165
Verisk Analytics Inc.	5.500%	6/15/45	1,175	1,464

Transportation (1.8%)
2 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	1,703	1,755
2 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	1,000	1,027
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,090	1,523
Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,470	3,440
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,907	3,903
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,372	2,986
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,057	1,375
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,375	1,706

Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,360	2,757
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,480	2,897
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,141	2,528
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,810	3,585
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,550	3,191
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,643	3,172
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,475	3,976
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,867	2,287
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,711	3,013
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,943	3,396
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	1,145
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,500	2,910
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,575	1,668
Canadian National Railway Co.	6.250%	8/1/34	2,170	3,046
Canadian National Railway Co.	6.200%	6/1/36	1,332	1,878
Canadian National Railway Co.	6.375%	11/15/37	515	738
Canadian National Railway Co.	3.200%	8/2/46	2,275	2,305
Canadian National Railway Co.	3.650%	2/3/48	2,500	2,780
Canadian Pacific Railway Co.	7.125%	10/15/31	1,015	1,429
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,372
Canadian Pacific Railway Co.	4.800%	9/15/35	1,634	1,966
Canadian Pacific Railway Co.	5.950%	5/15/37	250	336
Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	2,185
Canadian Pacific Railway Co.	6.125%	9/15/15	2,875	4,250
CSX Corp.	2.400%	2/15/30	1,500	1,464
CSX Corp.	6.000%	10/1/36	1,295	1,669
CSX Corp.	6.150%	5/1/37	2,630	3,448
CSX Corp.	6.220%	4/30/40	2,230	3,009
CSX Corp.	5.500%	4/15/41	2,010	2,513
CSX Corp.	4.750%	5/30/42	1,867	2,182
CSX Corp.	4.400%	3/1/43	1,150	1,287
CSX Corp.	4.100%	3/15/44	2,600	2,828
CSX Corp.	3.800%	11/1/46	2,000	2,090
CSX Corp.	4.300%	3/1/48	2,575	2,874
CSX Corp.	4.750%	11/15/48	2,250	2,715
CSX Corp.	3.950%	5/1/50	1,775	1,901
CSX Corp.	4.500%	8/1/54	1,715	1,966
CSX Corp.	4.250%	11/1/66	1,950	2,085
CSX Corp.	4.650%	3/1/68	1,155	1,319
FedEx Corp.	4.900%	1/15/34	2,025	2,328
FedEx Corp.	3.900%	2/1/35	1,770	1,812
FedEx Corp.	3.875%	8/1/42	1,430	1,377
FedEx Corp.	4.100%	4/15/43	2,200	2,192
FedEx Corp.	5.100%	1/15/44	1,598	1,793
FedEx Corp.	4.100%	2/1/45	1,745	1,722
FedEx Corp.	4.750%	11/15/45	3,983	4,298
FedEx Corp.	4.550%	4/1/46	3,128	3,270
FedEx Corp.	4.400%	1/15/47	1,744	1,793
FedEx Corp.	4.050%	2/15/48	3,825	3,734
FedEx Corp.	4.950%	10/17/48	2,900	3,200
Kansas City Southern	4.300%	5/15/43	1,580	1,703
Kansas City Southern	4.950%	8/15/45	2,060	2,474
Kansas City Southern	4.700%	5/1/48	2,100	2,446
Norfolk Southern Corp.	7.050%	5/1/37	345	498
Norfolk Southern Corp.	4.837%	10/1/41	1,923	2,329
Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,769
Norfolk Southern Corp.	4.450%	6/15/45	2,060	2,388

Norfolk Southern Corp.	4.650%	1/15/46	1,800	2,152
Norfolk Southern Corp.	3.942%	11/1/47	663	724
Norfolk Southern Corp.	4.150%	2/28/48	2,245	2,540
Norfolk Southern Corp.	4.100%	5/15/49	1,150	1,283
Norfolk Southern Corp.	4.050%	8/15/52	2,421	2,652
Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,687
Norfolk Southern Corp.	5.100%	8/1/18	1,925	2,347
Union Pacific Corp.	3.375%	2/1/35	675	699
Union Pacific Corp.	3.600%	9/15/37	4,023	4,222
Union Pacific Corp.	4.375%	9/10/38	1,320	1,520
Union Pacific Corp.	4.300%	6/15/42	150	168
Union Pacific Corp.	4.250%	4/15/43	1,700	1,896
Union Pacific Corp.	4.821%	2/1/44	300	358
Union Pacific Corp.	4.150%	1/15/45	1,225	1,362
Union Pacific Corp.	4.050%	11/15/45	2,240	2,450
Union Pacific Corp.	4.050%	3/1/46	1,300	1,420
Union Pacific Corp.	3.350%	8/15/46	1,800	1,777
Union Pacific Corp.	4.000%	4/15/47	2,100	2,344
Union Pacific Corp.	4.500%	9/10/48	2,675	3,173
Union Pacific Corp.	4.300%	3/1/49	2,900	3,348
Union Pacific Corp.	3.799%	10/1/51	3,531	3,764
Union Pacific Corp.	3.875%	2/1/55	1,585	1,663
Union Pacific Corp.	4.800%	9/10/58	1,875	2,278
Union Pacific Corp.	4.375%	11/15/65	2,450	2,711
Union Pacific Corp.	4.100%	9/15/67	2,775	2,930
2 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	474	554
2 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	2,586	2,720
2 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	2,200	2,403
2 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,250	1,246
United Parcel Service Inc.	6.200%	1/15/38	1,447	2,028
United Parcel Service Inc.	4.875%	11/15/40	2,845	3,444
United Parcel Service Inc.	3.625%	10/1/42	2,942	3,073
United Parcel Service Inc.	3.400%	11/15/46	1,460	1,482
United Parcel Service Inc.	3.750%	11/15/47	2,855	3,035
United Parcel Service Inc.	4.250%	3/15/49	3,195	3,676
United Parcel Service Inc.	3.400%	9/1/49	1,800	1,828
United Parcel Service of America Inc.	8.375%	4/1/30	550	793
				4,344,930
Utilities (6.0%)
Electric (5.3%)
AEP Texas Inc.	3.800%	10/1/47	1,000	1,090
AEP Texas Inc.	4.150%	5/1/49	500	575
AEP Transmission Co. LLC	4.000%	12/1/46	2,000	2,236
AEP Transmission Co. LLC	3.750%	12/1/47	1,595	1,724
AEP Transmission Co. LLC	4.250%	9/15/48	1,085	1,266
AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,097
AEP Transmission Co. LLC	3.150%	9/15/49	1,080	1,072
Alabama Power Co.	6.125%	5/15/38	1,610	2,254
Alabama Power Co.	6.000%	3/1/39	1,940	2,733
Alabama Power Co.	3.850%	12/1/42	1,155	1,250
Alabama Power Co.	4.150%	8/15/44	1,830	2,070
Alabama Power Co.	3.750%	3/1/45	1,150	1,243
Alabama Power Co.	4.300%	1/2/46	1,675	1,946

Alabama Power Co.	3.700%	12/1/47	1,845	1,972
Alabama Power Co.	4.300%	7/15/48	1,775	2,079
Ameren Illinois Co.	4.150%	3/15/46	1,652	1,913
Ameren Illinois Co.	3.700%	12/1/47	2,850	3,099
Ameren Illinois Co.	4.500%	3/15/49	880	1,082
Appalachian Power Co.	7.000%	4/1/38	1,428	2,066
Appalachian Power Co.	4.400%	5/15/44	1,860	2,160
Appalachian Power Co.	4.450%	6/1/45	1,208	1,416
Appalachian Power Co.	4.500%	3/1/49	1,325	1,585
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,699
Arizona Public Service Co.	4.500%	4/1/42	1,740	2,028
Arizona Public Service Co.	4.350%	11/15/45	875	1,017
Arizona Public Service Co.	3.750%	5/15/46	1,445	1,539
Arizona Public Service Co.	4.200%	8/15/48	1,350	1,554
Arizona Public Service Co.	4.250%	3/1/49	750	870
Avista Corp.	4.350%	6/1/48	1,300	1,529
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,551	2,156
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,775	1,839
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,375	1,486
Baltimore Gas & Electric Co.	4.250%	9/15/48	1,000	1,173
Baltimore Gas & Electric Co.	3.200%	9/15/49	900	884
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,585	7,713
Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,625	3,584
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,315	1,660
Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,051	2,421
Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,850	2,004
Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,125	3,710
Black Hills Corp.	4.350%	5/1/33	1,300	1,452
Black Hills Corp.	4.200%	9/15/46	1,045	1,126
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	955	1,382
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,075	2,193
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,225	1,490
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,125	2,418
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	986	1,183
CenterPoint Energy Inc.	2.950%	3/1/30	300	299
CenterPoint Energy Inc.	3.700%	9/1/49	200	202
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,337
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,219	1,541
CMS Energy Corp.	4.875%	3/1/44	1,311	1,584
Commonwealth Edison Co.	5.900%	3/15/36	1,970	2,653
Commonwealth Edison Co.	6.450%	1/15/38	1,605	2,330
Commonwealth Edison Co.	3.800%	10/1/42	1,650	1,806
Commonwealth Edison Co.	4.600%	8/15/43	1,165	1,410
Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,476
Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,464
Commonwealth Edison Co.	4.350%	11/15/45	1,475	1,749
Commonwealth Edison Co.	3.650%	6/15/46	2,350	2,523
Commonwealth Edison Co.	3.750%	8/15/47	2,025	2,223
Commonwealth Edison Co.	4.000%	3/1/48	3,200	3,645
Commonwealth Edison Co.	4.000%	3/1/49	795	911
Connecticut Light & Power Co.	4.300%	4/15/44	2,490	2,955
Connecticut Light & Power Co.	4.000%	4/1/48	2,870	3,305
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,240
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	870	1,148
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,795
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,705	2,373
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,333

Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,550	2,031
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,080	1,446
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,135	1,274
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,000	2,169
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,924	4,563
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,000	2,377
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,725	2,956
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,050	2,225
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,505	1,848
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,016	2,414
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,650	1,880
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,275	1,373
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,275	2,649
Consumers Energy Co.	3.950%	5/15/43	1,405	1,580
Consumers Energy Co.	3.250%	8/15/46	1,550	1,590
Consumers Energy Co.	3.950%	7/15/47	1,135	1,296
Consumers Energy Co.	4.050%	5/15/48	1,250	1,449
Consumers Energy Co.	4.350%	4/15/49	2,225	2,741
Consumers Energy Co.	3.100%	8/15/50	500	502
Delmarva Power & Light Co.	4.150%	5/15/45	1,200	1,374
Dominion Energy Inc.	6.300%	3/15/33	1,000	1,308
Dominion Energy Inc.	5.250%	8/1/33	2,010	2,415
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,564
Dominion Energy Inc.	4.900%	8/1/41	1,925	2,276
Dominion Energy Inc.	4.050%	9/15/42	1,120	1,188
Dominion Energy Inc.	4.700%	12/1/44	1,620	1,891
Dominion Energy Inc.	4.600%	3/15/49	1,905	2,239
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,000	1,362
Dominion Energy South Carolina Inc.	5.300%	5/15/33	975	1,224
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,775	2,409
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,065	1,395
Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,330	1,615
Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,215	1,616
DTE Electric Co.	4.000%	4/1/43	1,225	1,385
DTE Electric Co.	3.700%	3/15/45	1,700	1,848
DTE Electric Co.	3.700%	6/1/46	2,050	2,227
DTE Electric Co.	3.750%	8/15/47	1,450	1,599
DTE Electric Co.	4.050%	5/15/48	2,300	2,670
DTE Energy Co.	6.375%	4/15/33	2,080	2,759
Duke Energy Carolinas LLC	6.450%	10/15/32	1,078	1,495
Duke Energy Carolinas LLC	6.100%	6/1/37	1,550	2,116
Duke Energy Carolinas LLC	6.050%	4/15/38	1,205	1,671
Duke Energy Carolinas LLC	5.300%	2/15/40	3,065	3,966
Duke Energy Carolinas LLC	4.250%	12/15/41	2,645	3,031
Duke Energy Carolinas LLC	4.000%	9/30/42	2,475	2,759
Duke Energy Carolinas LLC	3.750%	6/1/45	1,700	1,824
Duke Energy Carolinas LLC	3.875%	3/15/46	1,650	1,824
Duke Energy Carolinas LLC	3.700%	12/1/47	1,950	2,104
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,233
Duke Energy Carolinas LLC	3.200%	8/15/49	100	100
Duke Energy Corp.	4.800%	12/15/45	1,875	2,235
Duke Energy Corp.	3.750%	9/1/46	5,724	5,869
Duke Energy Corp.	4.200%	6/15/49	2,000	2,227
Duke Energy Florida LLC	6.350%	9/15/37	2,140	3,047
Duke Energy Florida LLC	6.400%	6/15/38	2,079	3,004
Duke Energy Florida LLC	5.650%	4/1/40	1,400	1,871
Duke Energy Florida LLC	3.850%	11/15/42	1,740	1,892

Duke Energy Florida LLC	3.400%	10/1/46	1,850	1,908
Duke Energy Florida LLC	4.200%	7/15/48	1,500	1,743
2 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	827
2 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	931
Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,523
Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,756
Duke Energy Indiana LLC	6.450%	4/1/39	950	1,380
Duke Energy Indiana LLC	4.900%	7/15/43	1,620	2,018
Duke Energy Indiana LLC	3.750%	5/15/46	1,900	2,034
Duke Energy Indiana LLC	3.250%	10/1/49	500	502
Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,378
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,186
Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,493
Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,824
Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,397
Duke Energy Progress LLC	4.375%	3/30/44	925	1,088
Duke Energy Progress LLC	4.150%	12/1/44	1,760	2,009
Duke Energy Progress LLC	4.200%	8/15/45	2,739	3,162
Duke Energy Progress LLC	3.700%	10/15/46	1,581	1,696
Duke Energy Progress LLC	3.600%	9/15/47	1,600	1,685
El Paso Electric Co.	6.000%	5/15/35	725	908
El Paso Electric Co.	5.000%	12/1/44	1,409	1,675
Emera US Finance LP	4.750%	6/15/46	3,743	4,313
Entergy Louisiana LLC	3.050%	6/1/31	2,045	2,115
Entergy Louisiana LLC	4.000%	3/15/33	3,203	3,646
Entergy Louisiana LLC	4.950%	1/15/45	2,286	2,536
Entergy Louisiana LLC	4.200%	9/1/48	1,900	2,222
Entergy Louisiana LLC	4.200%	4/1/50	500	585
Entergy Mississippi LLC	3.850%	6/1/49	900	999
Entergy Texas Inc.	3.550%	9/30/49	1,850	1,924
Exelon Corp.	4.950%	6/15/35	1,285	1,503
Exelon Corp.	5.625%	6/15/35	1,993	2,491
Exelon Corp.	5.100%	6/15/45	1,467	1,797
Exelon Corp.	4.450%	4/15/46	1,932	2,188
Exelon Generation Co. LLC	6.250%	10/1/39	2,106	2,664
Exelon Generation Co. LLC	5.600%	6/15/42	3,353	3,966
FirstEnergy Corp.	7.375%	11/15/31	5,031	7,075
FirstEnergy Corp.	4.850%	7/15/47	3,176	3,772
Florida Power & Light Co.	5.625%	4/1/34	1,279	1,692
Florida Power & Light Co.	4.950%	6/1/35	755	931
Florida Power & Light Co.	5.650%	2/1/37	1,343	1,793
Florida Power & Light Co.	5.950%	2/1/38	2,040	2,843
Florida Power & Light Co.	5.960%	4/1/39	1,830	2,586
Florida Power & Light Co.	5.690%	3/1/40	1,415	1,921
Florida Power & Light Co.	5.250%	2/1/41	1,650	2,147
Florida Power & Light Co.	4.125%	2/1/42	1,975	2,279
Florida Power & Light Co.	4.050%	6/1/42	2,067	2,361
Florida Power & Light Co.	3.800%	12/15/42	1,705	1,894
Florida Power & Light Co.	4.050%	10/1/44	1,582	1,825
Florida Power & Light Co.	3.700%	12/1/47	1,200	1,328
Florida Power & Light Co.	3.950%	3/1/48	2,160	2,489
Florida Power & Light Co.	4.125%	6/1/48	2,100	2,467
Florida Power & Light Co.	3.990%	3/1/49	1,000	1,168
Florida Power & Light Co.	3.150%	10/1/49	1,200	1,208
Georgia Power Co.	4.750%	9/1/40	2,570	2,970
Georgia Power Co.	4.300%	3/15/42	2,035	2,230
Georgia Power Co.	4.300%	3/15/43	1,335	1,470

Iberdrola International BV	6.750%	7/15/36	1,565	2,161
Indiana Michigan Power Co.	6.050%	3/15/37	1,590	2,137
Indiana Michigan Power Co.	4.550%	3/15/46	1,380	1,667
Indiana Michigan Power Co.	3.750%	7/1/47	1,500	1,629
Indiana Michigan Power Co.	4.250%	8/15/48	825	969
Interstate Power & Light Co.	6.250%	7/15/39	1,435	1,929
Interstate Power & Light Co.	3.700%	9/15/46	650	680
ITC Holdings Corp.	5.300%	7/1/43	1,425	1,805
2 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,520	2,908
Kansas City Power & Light Co.	6.050%	11/15/35	680	899
Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,649
Kansas City Power & Light Co.	4.200%	6/15/47	625	728
Kansas City Power & Light Co.	4.200%	3/15/48	1,300	1,516
Kansas City Power & Light Co.	4.125%	4/1/49	750	868
Kentucky Utilities Co.	5.125%	11/1/40	2,315	2,975
Kentucky Utilities Co.	4.375%	10/1/45	1,425	1,681
Louisville Gas & Electric Co.	4.250%	4/1/49	2,455	2,885
MidAmerican Energy Co.	6.750%	12/30/31	865	1,210
MidAmerican Energy Co.	5.750%	11/1/35	655	861
MidAmerican Energy Co.	5.800%	10/15/36	655	874
MidAmerican Energy Co.	4.800%	9/15/43	1,415	1,776
MidAmerican Energy Co.	4.400%	10/15/44	970	1,163
MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,852
MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,845
MidAmerican Energy Co.	3.650%	8/1/48	2,624	2,847
MidAmerican Energy Co.	4.250%	7/15/49	3,000	3,612
Mississippi Power Co.	4.250%	3/15/42	1,325	1,456
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,125	1,674
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	2,600	2,976
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	1,000	1,213
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	1,500	1,799
Nevada Power Co.	6.650%	4/1/36	775	1,088
Nevada Power Co.	6.750%	7/1/37	1,470	2,123
Northern States Power Co.	6.250%	6/1/36	900	1,253
Northern States Power Co.	6.200%	7/1/37	1,250	1,756
Northern States Power Co.	5.350%	11/1/39	1,050	1,383
Northern States Power Co.	4.125%	5/15/44	1,100	1,270
Northern States Power Co.	4.000%	8/15/45	1,910	2,168
Northern States Power Co.	3.600%	5/15/46	1,475	1,590
Northern States Power Co.	2.900%	3/1/50	1,800	1,745
NorthWestern Corp.	4.176%	11/15/44	1,480	1,669
NSTAR Electric Co.	5.500%	3/15/40	1,290	1,699
NSTAR Electric Co.	4.400%	3/1/44	810	958
Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,504
Oglethorpe Power Corp.	5.375%	11/1/40	2,330	2,880
Oglethorpe Power Corp.	5.250%	9/1/50	440	556
Ohio Edison Co.	6.875%	7/15/36	1,360	1,935
Ohio Power Co.	4.150%	4/1/48	1,410	1,657
Ohio Power Co.	4.000%	6/1/49	1,425	1,609
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,121
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,050	1,120
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,570	2,256
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,680

Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,631
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,859
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,270	1,526
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	2,195
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	2,057
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,200
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,759
3 Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,625	1,822
3 Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,246
PacifiCorp	7.700%	11/15/31	1,665	2,433
PacifiCorp	5.250%	6/15/35	985	1,225
PacifiCorp	6.100%	8/1/36	670	915
PacifiCorp	5.750%	4/1/37	1,905	2,535
PacifiCorp	6.250%	10/15/37	1,649	2,316
PacifiCorp	6.350%	7/15/38	1,165	1,626
PacifiCorp	6.000%	1/15/39	2,200	3,063
PacifiCorp	4.100%	2/1/42	960	1,088
PacifiCorp	4.125%	1/15/49	2,015	2,340
PacifiCorp	4.150%	2/15/50	2,000	2,328
PECO Energy Co.	5.950%	10/1/36	1,140	1,542
PECO Energy Co.	3.900%	3/1/48	1,400	1,572
PECO Energy Co.	3.000%	9/15/49	500	490
Potomac Electric Power Co.	6.500%	11/15/37	2,020	2,915
Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,502
PPL Capital Funding Inc.	4.700%	6/1/43	1,181	1,331
PPL Capital Funding Inc.	5.000%	3/15/44	1,435	1,668
PPL Capital Funding Inc.	4.000%	9/15/47	1,050	1,071
PPL Electric Utilities Corp.	6.250%	5/15/39	565	806
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,160
PPL Electric Utilities Corp.	4.150%	10/1/45	1,525	1,751
PPL Electric Utilities Corp.	3.950%	6/1/47	2,100	2,368
PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	2,082
Progress Energy Inc.	7.750%	3/1/31	2,315	3,284
Progress Energy Inc.	6.000%	12/1/39	2,225	2,930
PSEG Power LLC	8.625%	4/15/31	1,840	2,567
Public Service Co. of Colorado	6.500%	8/1/38	400	586
Public Service Co. of Colorado	3.600%	9/15/42	1,980	2,104
Public Service Co. of Colorado	4.300%	3/15/44	975	1,146
Public Service Co. of Colorado	3.800%	6/15/47	2,150	2,374
Public Service Co. of Colorado	4.100%	6/15/48	2,075	2,413
Public Service Co. of Colorado	4.050%	9/15/49	1,700	1,978
Public Service Co. of New Hampshire	3.600%	7/1/49	1,000	1,078
Public Service Electric & Gas Co.	5.800%	5/1/37	1,648	2,232
Public Service Electric & Gas Co.	3.950%	5/1/42	1,485	1,659
Public Service Electric & Gas Co.	3.650%	9/1/42	1,920	2,061
Public Service Electric & Gas Co.	3.800%	3/1/46	2,272	2,528
Public Service Electric & Gas Co.	3.600%	12/1/47	1,200	1,311
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,159
Public Service Electric & Gas Co.	3.850%	5/1/49	1,500	1,699
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,359
Puget Sound Energy Inc.	5.757%	10/1/39	1,111	1,489
Puget Sound Energy Inc.	5.795%	3/15/40	720	973
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,333
Puget Sound Energy Inc.	4.300%	5/20/45	1,685	1,970
Puget Sound Energy Inc.	4.223%	6/15/48	1,950	2,262
Puget Sound Energy Inc.	3.250%	9/15/49	500	498
San Diego Gas & Electric Co.	6.000%	6/1/39	560	751

San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,924
San Diego Gas & Electric Co.	3.750%	6/1/47	1,810	1,934
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,527
Southern California Edison Co.	6.000%	1/15/34	1,135	1,414
Southern California Edison Co.	5.750%	4/1/35	1,250	1,539
Southern California Edison Co.	5.350%	7/15/35	1,095	1,301
Southern California Edison Co.	5.625%	2/1/36	2,015	2,460
Southern California Edison Co.	5.550%	1/15/37	690	841
Southern California Edison Co.	5.950%	2/1/38	1,290	1,639
Southern California Edison Co.	6.050%	3/15/39	1,475	1,917
Southern California Edison Co.	5.500%	3/15/40	330	409
Southern California Edison Co.	4.500%	9/1/40	1,555	1,725
Southern California Edison Co.	4.050%	3/15/42	3,795	4,007
Southern California Edison Co.	3.900%	3/15/43	1,825	1,903
Southern California Edison Co.	4.650%	10/1/43	1,840	2,108
Southern California Edison Co.	3.600%	2/1/45	1,815	1,810
Southern California Edison Co.	4.000%	4/1/47	3,675	3,942
Southern California Edison Co.	4.125%	3/1/48	3,825	4,162
Southern California Edison Co.	4.875%	3/1/49	1,600	1,911
Southern Co.	4.250%	7/1/36	1,650	1,789
Southern Co.	4.400%	7/1/46	4,901	5,472
Southern Power Co.	5.150%	9/15/41	1,045	1,188
Southern Power Co.	5.250%	7/15/43	1,055	1,209
Southern Power Co.	4.950%	12/15/46	1,400	1,551
Southwestern Electric Power Co.	6.200%	3/15/40	1,485	2,008
Southwestern Electric Power Co.	3.900%	4/1/45	1,290	1,353
Southwestern Electric Power Co.	3.850%	2/1/48	1,855	1,962
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,850
Southwestern Public Service Co.	3.400%	8/15/46	2,400	2,470
Southwestern Public Service Co.	3.700%	8/15/47	1,915	2,070
Southwestern Public Service Co.	4.400%	11/15/48	1,650	1,975
Southwestern Public Service Co.	3.750%	6/15/49	700	775
Tampa Electric Co.	4.100%	6/15/42	1,325	1,476
Tampa Electric Co.	4.350%	5/15/44	685	788
Tampa Electric Co.	4.300%	6/15/48	1,750	2,030
Tampa Electric Co.	4.450%	6/15/49	1,325	1,591
Tampa Electric Co.	3.625%	6/15/50	900	959
Toledo Edison Co.	6.150%	5/15/37	1,185	1,615
Tucson Electric Power Co.	4.850%	12/1/48	990	1,261
Union Electric Co.	5.300%	8/1/37	1,540	1,951
Union Electric Co.	8.450%	3/15/39	1,240	2,060
Union Electric Co.	3.900%	9/15/42	1,600	1,763
Union Electric Co.	3.650%	4/15/45	1,035	1,100
Union Electric Co.	4.000%	4/1/48	1,200	1,356
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,159
Virginia Electric & Power Co.	6.000%	5/15/37	2,280	3,055
Virginia Electric & Power Co.	6.350%	11/30/37	2,025	2,824
Virginia Electric & Power Co.	8.875%	11/15/38	2,370	3,964
Virginia Electric & Power Co.	4.000%	1/15/43	1,875	2,076
Virginia Electric & Power Co.	4.650%	8/15/43	1,410	1,698
Virginia Electric & Power Co.	4.450%	2/15/44	1,921	2,268
Virginia Electric & Power Co.	4.200%	5/15/45	1,523	1,734
Virginia Electric & Power Co.	4.000%	11/15/46	1,624	1,810
Virginia Electric & Power Co.	3.800%	9/15/47	1,825	1,978
Virginia Electric & Power Co.	4.600%	12/1/48	2,000	2,452
Westar Energy Inc.	4.125%	3/1/42	1,305	1,472
Westar Energy Inc.	4.100%	4/1/43	1,865	2,106

Westar Energy Inc.	4.250%	12/1/45	1,530	1,779
Wisconsin Electric Power Co.	5.625%	5/15/33	605	780
Wisconsin Electric Power Co.	5.700%	12/1/36	725	955
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,240
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,258
Wisconsin Public Service Corp.	3.671%	12/1/42	1,080	1,147
Wisconsin Public Service Corp.	4.752%	11/1/44	1,405	1,749
Xcel Energy Inc.	6.500%	7/1/36	500	682

Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,862
Atmos Energy Corp.	4.150%	1/15/43	1,910	2,164
Atmos Energy Corp.	4.125%	10/15/44	4,355	4,943
Atmos Energy Corp.	4.125%	3/15/49	900	1,040
Atmos Energy Corp.	3.375%	9/15/49	500	510
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,119	1,460
CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,100	1,195
KeySpan Corp.	5.803%	4/1/35	1,000	1,230
NiSource Finance Corp.	5.950%	6/15/41	1,535	1,981
NiSource Finance Corp.	5.250%	2/15/43	2,250	2,742
NiSource Finance Corp.	4.800%	2/15/44	2,175	2,531
NiSource Finance Corp.	5.650%	2/1/45	1,050	1,337
NiSource Finance Corp.	4.375%	5/15/47	3,880	4,333
NiSource Finance Corp.	3.950%	3/30/48	1,352	1,429
ONE Gas Inc.	4.658%	2/1/44	2,000	2,438
ONE Gas Inc.	4.500%	11/1/48	900	1,104
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	998
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	975	1,006
Sempra Energy	3.800%	2/1/38	3,455	3,537
Sempra Energy	6.000%	10/15/39	3,126	4,020
Sempra Energy	4.000%	2/1/48	2,434	2,571
Southern California Gas Co.	5.125%	11/15/40	275	341
Southern California Gas Co.	3.750%	9/15/42	1,700	1,825
Southern California Gas Co.	4.125%	6/1/48	1,450	1,669
Southern California Gas Co.	4.300%	1/15/49	500	591
Southern California Gas Co.	3.950%	2/15/50	1,200	1,360
Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,420	3,137
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,580	1,768
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,014
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,450	1,620
Southwest Gas Corp.	3.800%	9/29/46	1,000	1,042
Southwest Gas Corp.	4.150%	6/1/49	875	970
Washington Gas Light Co.	3.796%	9/15/46	1,000	1,038
Washington Gas Light Co.	3.650%	9/15/49	500	511

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	2,503	3,570
American Water Capital Corp.	4.300%	12/1/42	1,300	1,491
American Water Capital Corp.	4.300%	9/1/45	1,150	1,337
American Water Capital Corp.	4.000%	12/1/46	425	464
American Water Capital Corp.	3.750%	9/1/47	2,176	2,338
American Water Capital Corp.	4.200%	9/1/48	2,850	3,267
American Water Capital Corp.	4.150%	6/1/49	1,730	1,976
Aqua America Inc.	4.276%	5/1/49	1,400	1,588

Veolia Environnement SA	6.750%	6/1/38	1,358	1,892
				755,807
Total Corporate Bonds (Cost $5,403,328)				6,166,651
Sovereign Bonds (4.0%)
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,775	4,376
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,000	1,010
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	578
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	2,195	2,777
Ecopetrol SA	7.375%	9/18/43	2,825	3,775
Ecopetrol SA	5.875%	5/28/45	5,958	6,949
Equinor ASA	5.100%	8/17/40	4,369	5,637
Equinor ASA	4.250%	11/23/41	2,875	3,368
Equinor ASA	3.950%	5/15/43	2,415	2,724
Equinor ASA	4.800%	11/8/43	2,540	3,226
European Investment Bank	4.875%	2/15/36	3,810	5,279
Hydro-Quebec	8.500%	12/1/29	1,471	2,281
Hydro-Quebec	9.375%	4/15/30	705	1,128
Inter-American Development Bank	3.875%	10/28/41	2,280	2,914
Inter-American Development Bank	3.200%	8/7/42	1,636	1,898
Inter-American Development Bank	4.375%	1/24/44	1,458	2,004
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,725	2,317
4 KFW	0.000%	4/18/36	4,595	3,219
4 KFW	0.000%	6/29/37	3,390	2,318
Nexen Energy ULC	7.875%	3/15/32	2,800	4,168
Nexen Energy ULC	5.875%	3/10/35	1,680	2,213
Nexen Energy ULC	6.400%	5/15/37	2,605	3,683
Nexen Energy ULC	7.500%	7/30/39	2,240	3,594
2 Oriental Republic of Uruguay	4.375%	1/23/31	1,900	2,100
2 Oriental Republic of Uruguay	7.625%	3/21/36	3,490	5,152
2 Oriental Republic of Uruguay	4.125%	11/20/45	2,750	2,942
2 Oriental Republic of Uruguay	5.100%	6/18/50	14,110	16,738
2 Oriental Republic of Uruguay	4.975%	4/20/55	4,450	5,206
3 Petroleos Mexicanos	6.840%	1/23/30	12,011	12,404
Petroleos Mexicanos	6.625%	6/15/35	8,917	8,730
Petroleos Mexicanos	6.625%	6/15/38	2,950	2,785
Petroleos Mexicanos	6.500%	6/2/41	8,496	8,082
Petroleos Mexicanos	5.500%	6/27/44	5,115	4,337
Petroleos Mexicanos	6.375%	1/23/45	9,475	8,788
Petroleos Mexicanos	5.625%	1/23/46	6,181	5,263
Petroleos Mexicanos	6.750%	9/21/47	19,012	18,121
Petroleos Mexicanos	6.350%	2/12/48	9,330	8,553
3 Petroleos Mexicanos	7.690%	1/23/50	8,088	8,437
Province of British Columbia	7.250%	9/1/36	990	1,625
Republic of Chile	3.625%	10/30/42	3,200	3,544
Republic of Chile	3.860%	6/21/47	4,345	5,010
2 Republic of Chile	3.500%	1/25/50	2,325	2,518
Republic of Colombia	10.375%	1/28/33	1,575	2,518
Republic of Colombia	7.375%	9/18/37	5,627	8,004
Republic of Colombia	6.125%	1/18/41	8,125	10,604
2 Republic of Colombia	5.625%	2/26/44	8,170	10,212
2 Republic of Colombia	5.000%	6/15/45	15,300	17,863
Republic of Colombia	5.200%	5/15/49	2,150	2,593
Republic of Hungary	7.625%	3/29/41	4,028	6,697
Republic of Indonesia	4.350%	1/11/48	5,600	6,159
Republic of Indonesia	5.350%	2/11/49	3,100	3,960

Republic of Italy	5.375%	6/15/33	5,453	6,405
Republic of Korea	4.125%	6/10/44	3,250	4,062
Republic of Korea	3.875%	9/20/48	1,649	2,024
2 Republic of Panama	6.700%	1/26/36	6,811	9,672
2 Republic of Panama	4.500%	5/15/47	4,750	5,629
2 Republic of Panama	4.500%	4/16/50	6,857	8,108
2 Republic of Panama	4.300%	4/29/53	3,100	3,627
2 Republic of Panama	3.870%	7/23/60	1,500	1,624
Republic of Peru	2.844%	6/20/30	1,000	1,035
Republic of Peru	8.750%	11/21/33	7,125	11,782
2 Republic of Peru	6.550%	3/14/37	4,045	5,926
Republic of Peru	5.625%	11/18/50	8,040	11,829
Republic of the Philippines	9.500%	2/2/30	5,092	8,306
Republic of the Philippines	7.750%	1/14/31	5,625	8,445
Republic of the Philippines	6.375%	1/15/32	3,375	4,670
Republic of the Philippines	6.375%	10/23/34	6,379	9,210
Republic of the Philippines	5.000%	1/13/37	4,375	5,693
Republic of the Philippines	3.950%	1/20/40	6,077	7,177
Republic of the Philippines	3.700%	3/1/41	7,197	8,295
Republic of the Philippines	3.700%	2/2/42	5,415	6,267
State of Israel	4.500%	1/30/43	5,595	6,819
State of Israel	4.125%	1/17/48	3,125	3,676
United Mexican States	8.300%	8/15/31	3,850	5,643
United Mexican States	7.500%	4/8/33	2,407	3,372
United Mexican States	6.750%	9/27/34	6,622	8,913
United Mexican States	6.050%	1/11/40	9,549	12,042
United Mexican States	4.750%	3/8/44	21,706	23,494
United Mexican States	5.550%	1/21/45	3,795	4,592
United Mexican States	4.600%	1/23/46	10,001	10,651
United Mexican States	4.350%	1/15/47	5,450	5,607
United Mexican States	4.600%	2/10/48	7,182	7,685
2 United Mexican States	4.500%	1/31/50	2,500	2,637
United Mexican States	5.750%	10/12/10	6,595	7,598
Total Sovereign Bonds (Cost $450,335)				502,896
Taxable Municipal Bonds (3.3%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,025	1,674
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	755	1,097
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	1,049
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	802
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,542
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	620
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,495	4,465
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,658
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,300	6,717
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,790	4,686
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,665	2,811

California GO	7.700%	11/1/30	1,260	1,337
California GO	4.500%	4/1/33	3,075	3,497
California GO	7.500%	4/1/34	7,080	10,911
California GO	7.950%	3/1/36	1,450	1,485
California GO	4.600%	4/1/38	1,925	2,145
California GO	7.550%	4/1/39	6,495	10,746
California GO	7.300%	10/1/39	5,405	8,460
California GO	7.350%	11/1/39	2,425	3,810
California GO	7.625%	3/1/40	4,165	6,834
California GO	7.600%	11/1/40	9,585	16,215
California State University Systemwide
Revenue	3.899%	11/1/47	1,000	1,141
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,093
Chicago IL GO	7.045%	1/1/29	800	891
Chicago IL GO	7.375%	1/1/33	1,000	1,193
Chicago IL GO	5.432%	1/1/42	900	912
Chicago IL GO	6.314%	1/1/44	1,200	1,320
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,045	2,767
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	950	1,407
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	300	379
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,450	1,952
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,150	7,209
Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,377
Commonwealth Financing Authority
Pennsylvania Revenue	4.014%	6/1/33	1,300	1,487
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	1,000	1,112
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	975	1,078
Connecticut GO	5.632%	12/1/29	1,500	1,860
Connecticut GO	5.090%	10/1/30	750	885
Connecticut GO	5.850%	3/15/32	2,550	3,354
Cook County IL GO	6.229%	11/15/34	1,050	1,409
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,163
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,445	2,119
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	2,049
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,384
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,581
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	950	956
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	1,375	1,393
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,285
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,275	1,799
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,325	1,871
George Washington University District of
Columbia	4.300%	9/15/44	1,765	2,112

George Washington University District of
Columbia	4.126%	9/15/48	3,825	4,502
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	4,605	6,355
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	3,148	4,490
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	845	1,191
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	875	1,172
Houston TX GO	6.290%	3/1/32	2,570	3,202
Houston TX GO	3.961%	3/1/47	950	1,103
Illinois GO	5.100%	6/1/33	24,365	26,391
Illinois GO	6.630%	2/1/35	1,770	2,086
Illinois GO	6.725%	4/1/35	1,500	1,758
Illinois GO	7.350%	7/1/35	1,455	1,774
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,291
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,265
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	1,075	1,308
Los Angeles CA Community College District
GO	6.750%	8/1/49	2,140	3,580
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	1,025	1,438
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	644
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,513
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,625	2,697
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,720	6,151
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,310
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,800	2,474
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	1,134
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	895	1,343
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,174
Massachusetts GO	4.500%	8/1/31	1,200	1,424
Massachusetts GO	5.456%	12/1/39	3,035	4,049
Massachusetts GO	2.813%	9/1/43	1,320	1,284
Massachusetts GO	2.900%	9/1/49	1,250	1,218
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,917
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,720
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,488
Metropolitan Washington DC / VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	2,232
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	1,605	1,760

Mississippi GO	5.245%	11/1/34	1,100	1,402
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,556
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,725	2,421
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,970
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	6,260	9,819
New York City NY GO	5.206%	10/1/31	1,070	1,292
New York City NY GO	6.646%	12/1/31	400	421
New York City NY GO	6.246%	6/1/35	1,075	1,105
New York City NY GO	5.517%	10/1/37	1,175	1,553
New York City NY GO	6.271%	12/1/37	1,450	2,078
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,393
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	850	872
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,478
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,175
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,480	2,225
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,460	2,033
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,645	2,427
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	1,525	1,942
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,264
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,513
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	540	781
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,550	4,099
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	921
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,615	3,790
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.427%	3/15/39	500	630
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	1,830	2,313
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	1,320	1,740
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,413
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,079
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,835	4,641
NYU Langone Hospitals	5.750%	7/1/43	925	1,314
Ohio State University General Receipts
Revenue	4.910%	6/1/40	2,175	2,822

Ohio State University General Receipts
Revenue	3.798%	12/1/46	1,150	1,309
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,782	2,370
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,342
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,180	1,631
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,526
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,260	1,667
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,695	2,333
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,625	2,237
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	2,375	3,151
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	1,200	1,344
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	675	794
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	1,220	1,649
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	7,095	9,021
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	1,575	2,081
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	1,635	1,617
President & Fellows of Harvard College	3.619%	10/1/37	900	1,010
President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,490
President & Fellows of Harvard College	3.150%	7/15/46	2,550	2,727
Princeton University	5.700%	3/1/39	2,215	3,165
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,010	1,544
Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	700
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,618
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	2,190	2,296
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	1,050	1,139
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	1,650	2,058
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,520	1,966
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	850	1,206
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,450	2,070
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,225	1,470
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,015	1,517
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,000	2,947

San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,348
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,421
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,882
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,300	2,018
Texas GO	5.517%	4/1/39	3,290	4,545
Texas Transportation Commission Revenue	5.178%	4/1/30	3,800	4,676
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,209
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,350	2,040
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,618
University of California Revenue	4.601%	5/15/31	1,000	1,176
University of California Revenue	5.770%	5/15/43	2,890	3,931
University of California Revenue	4.131%	5/15/45	1,500	1,710
University of California Revenue	5.946%	5/15/45	1,275	1,772
University of California Revenue	4.858%	5/15/12	2,675	3,509
University of Southern California	5.250%	10/1/11	1,000	1,465
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	1,190	1,280
University of Texas Revenue	3.354%	8/15/47	1,000	1,087
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,075	1,374
University of Virginia Revenue	4.179%	9/1/17	1,025	1,282
Washington GO	5.140%	8/1/40	1,285	1,698
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,799
Total Taxable Municipal Bonds (Cost $337,334)				425,878
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
			Shares
5 Vanguard Market Liquidity Fund (Cost
$26,722)	2.098%		267,207	26,723
Total Investments (99.4%) (Cost $10,895,560)				12,593,120
Other Assets and Liabilities-Net (0.6%)				74,410
Net Assets (100%)				12,667,530

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $121,847,000, representing 1.0% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which

Long-Term Bond Index Fund

considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at September 30, 2019.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,470,972	—
Corporate Bonds	—	6,166,651	—

Long-Term Bond Index Fund

Sovereign Bonds	—	502,896	—
Taxable Municipal Bonds	—	425,878	—
Temporary Cash Investments	26,723	—	—
Total	26,723	12,566,397	—